      As filed with the Securities and Exchange Commission on April 29,2002

                                                       Registration No. 33-98062
                                                                        811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                       ==================================
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]
                           Pre-Effective Amendment No.                       [_]
                                                      -----
                       Post-Effective Amendment No. 9                        [X]
                                                  ----

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 13

                        COMPANION LIFE SEPARATE ACCOUNT C
                        ---------------------------------
                           (Exact Name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                        --------------------------------
                               (Name of Depositor)

                    303 Merrick Road Lynbrook, New York 11563
                    -----------------------------------------
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5225

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

                   It is proposed that this filing will become effective (check appropriate box):

[_]    immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]    on May 1, 2002 pursuant to paragraph (b) of Rule 485.
[_]    60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[_]    on [date] pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[_]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (a)

                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4
          -------------------------------------------------------------

                                     PART A
                                     ------

Item of Form N-4                                              Prospectus Caption
----------------                                              ------------------
1.  Cover Page ..........................................     Cover Page

2.  Definitions .........................................     Definitions

3.  Synopsis ............................................     Introduction and Summary

4.  Condensed Financial Information .....................     Financial Statements

5.  General
    (a)  Depositor ......................................     About Us
    (b)  Registrant .....................................     Variable Investment Options
    (c)  Portfolio Company ..............................     Variable Investment Options
    (d)  Fund Prospectus ................................     Variable Investment Options
    (e)  Voting Rights ..................................     Voting Rights

6.  Deductions and Expenses
    (a)  General ........................................     Expenses
    (b)  Sales Load % ...................................     Expenses; Withdrawal Charge
    (c)  Special Purchase Plan ..........................     N/A
    (d)  Commissions ....................................     Distributor of the Policies; Sales to Employees
    (e)  Expenses - Registrant ..........................     N/A
    (f)  Fund Expenses ..................................     Other Expenses
    (g)  Organizational Expenses ........................     N/A

7.  General Description of Variable Annuity Contracts
    (a)  Persons with Rights ............................     Important Policy Provisions; Policy Distributions; Voting Rights
    (b)  Allocation of Premium
         (i)   Payments .................................     Introduction and Summary: How the Policy Operates; Dollar Cost
                                                              Averaging; Systematic Transfer Enrollment Program; Asset Allocation
                                                              Program
         (ii)  Transfers ................................     Transfers
         (iii) Exchanges ................................     N/A
    (c)  Changes ........................................     Variable Investment Options; Policy Distributions
    (d)  Inquiries ......................................     Miscellaneous: Do You Have Questions?

8.  Annuity Period ......................................     Policy Distributions

9.  Death Benefit .......................................     Death Benefits

10. Purchase and Policy Values
    (a)  Purchases ......................................     Policy Application and Issuance
    (b)  Valuation ......................................     Accumulation Value
    (c)  Daily Calculation ..............................     Accumulation Value
    (d)  Underwriter ....................................     Distributor of the Policies

11. Redemptions
    (a)  By Owners ......................................     Policy Distributions
         By Annuitant ...................................     N/A
    (b)  Check Delay ....................................     Policy Application and Issuance
    (c)  Lapse ..........................................     N/A
    (d)  Free Look ......................................     Introduction and Summary

12. Taxes ...............................................     Federal Tax Matters

13. Legal Proceedings ...................................     Legal Proceedings

14. Table of Contents for the
    Statement of
    Additional Information ..............................     Statement of Additional Information

                                            PART B
                                            ------

Item of Form N-4                                              Statement of Additional Information Caption
----------------                                              -------------------------------------------
15. Cover Page ..........................................     Cover Page

16. Table of Contents ...................................     Table of Contents

17. General Information
    and History .........................................     (Prospectus) About Us

18. Services
    (a)  Fees and Expenses
         of Registrant ..................................     N/A
    (b)  Management Policies ............................     N/A
    (c)  Custodian ......................................     Custody of Assets
         Independent
         Auditors .......................................     Financial Statements
    (d)  Assets of Registrant ...........................     Custody of Assets
    (e)  Affiliated Person ..............................     N/A
    (f)  Principal Underwriter ..........................     Distribution of the Policies

19. Purchase of Securities
    Being Offered .......................................     Distribution of the Policies
    Offering Sales Load .................................     N/A

20. Underwriters ........................................     Distribution of the Policies; (Prospectus) Distributor of the Policies
21. Calculation of Performance ..........................     Historical Performance Data
22. Annuity Payments ....................................     (Prospectus) Annuity Payments
23. Financial Statements ................................     Financial Statements

                           PART C -- OTHER INFORMATION
                           ---------------------------

Item of Form N-4                                              Part C Caption
----------------                                              --------------
24. Financial Statements
    and Exhibits ........................................     Financial Statements and Exhibits
    (a)  Financial Statements ...........................     Financial Statements
    (b)  Exhibits .......................................     Exhibits

25. Directors and Officers of
    the Depositor .......................................     Directors and Officers of the Depositor

26. Persons Controlled By or Under Common Control             Persons Controlled By or Under Common
    with the Depositor or Registrant ....................     Control with the Depositor or Registrant

27. Number of Contractowners ............................     Number of Policy Owners

28. Indemnification .....................................     Indemnification

29. Principal Underwriters ..............................     Principal Underwriters

30. Location of Accounts
    and Records .........................................     Location of Accounts and Records

31. Management Services .................................     Management Services

32. Undertakings ........................................     Undertakings

    Signature Page ......................................     Signatures

--------------------------------------------------------------------------------
                                                        PROSPECTUS:  May 1, 2002

[LOGO] COMPANION                                            ULTRANNUITY SERIES V
       OF NEW YORK                                              Flexible Payment
                                                Variable Deferred Annuity Policy
--------------------------------------------------------------------------------

     This Prospectus describes ULTRANNUITY SERIES V, a variable annuity policy offered by Companion Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

     The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

     The Policy includes 30 variable options (where you have the investment risk) with investment portfolios from:

       .  The Alger American Fund
       .  Deutsche Asset Management VIT Funds
       .  Federated Insurance Series
       . Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II
       .  MFS Variable Insurance Trust

       .  Pioneer Variable Contracts Trust

       .  Scudder Variable Series I
       . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

       .  Van Kampen Universal Institutional Funds, Inc.

     and three fixed rate options (where we have the investment risk).

     The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of Companion Life Separate Account C. The value of your Policy will go up or down based on the investment performance of the variable options that you choose.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should
-------------------------------------
consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.
--------------------------------------------------------------------------------

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

             .  are subject to risk, including possible loss of principal
                ---
             .  are not bank deposits
                    ---
             .  are not government insured
                    ---
             .  are not endorsed by any bank or government agency
                    ---
             .  may not achieve their goals
                    ---

--------------------------------------------------------------------------------
           COMPANION LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 3664, Omaha, Nebraska 68103-0664 1-800-494-0067
--------------------------------------------------------------------------------

-----------------------------------------------------------
CONTENTS


                                                                       Page(s)
                                                                     ----------
          DEFINITIONS                                                     3
          ---------------------------------------------------------------------
          INTRODUCTION AND SUMMARY
               Comparison to Other Policies and Investments              4-5
               How the Policy Operates                                   5-6
               Summary of Charges and Expenses                           6-7
               Examples of Expenses                                       8
          ---------------------------------------------------------------------
          FINANCIAL STATEMENTS                                          9-12
          ---------------------------------------------------------------------
          ABOUT US                                                       13
          ---------------------------------------------------------------------
          INVESTMENT OPTIONS
               Variable Investment Options                              14-17
               Fixed Rate Options                                        18
               Transfers                                                 19
               Dollar Cost Averaging                                    19-20
               Systematic Transfer Enrollment Program                    20
               Asset Allocation Program                                 20-21
               Rebalancing Program                                       21
          ---------------------------------------------------------------------
          IMPORTANT POLICY PROVISIONS
               Policy Application and Issuance                          22-23
               Accumulation Value                                       23-24
               Telephone Transactions                                    24
               Death of Annuitant                                        24
               Delay of Payments                                         24
               Minor Owner or Beneficiary                                25
               Policy Termination                                        25
          ---------------------------------------------------------------------
          EXPENSES
               Withdrawal Charge                                         26
               Mortality and Expense Risk Charge                         27
               Administrative Charges                                    27
               Transfer Fee                                              27
               Taxes                                                     27
               Other Expenses; Investment Advisory Fees                  28
          ---------------------------------------------------------------------
          POLICY DISTRIBUTIONS
               Withdrawals                                               29
               Annuity Payments                                         30-32
               Death Benefits                                           32-33
          ---------------------------------------------------------------------
          FEDERAL TAX MATTERS
               Taxation of Nonqualified Policies                        34-35
               Taxation of Qualified Policies                           35-36
               Possible Tax Law Changes                                  36
          ---------------------------------------------------------------------
          MISCELLANEOUS
               Distributor of the Policies                               37
               Sales to Employees                                        37
               Voting Rights                                             37
               Distribution of Materials                                 37
               Legal Proceedings                                         37
               Do You Have Questions?                                    37
          ---------------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION                            38

----------------------------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 90th birthday.


Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.


Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge and Policy fee.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, Companion is Companion Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is Companion Life Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

-----------------------------------------------------------
     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

----------------------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.


     The Ultrannuity Series V Policy described in this Prospectus is a contract between you and Companion Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.


     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

[_]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities.  Like fixed-interest annuities, the Policy:
     . offers the ability to accumulate capital on a tax-deferred basis;
     . offers the ability to have a guaranteed minimum return on your investment
       (if you choose a fixed rate option);
     . allows you to make withdrawals from your Policy; and
     . can provide annuity payments for the rest of your life or for some other period.
--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.

  . New York insurance law grants you 10 days to review your Policy and cancel it. The terms of this "right to examine" period are stated on the cover of your Policy.

  . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[_]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.


          ------------------------------------------------------------
                                PURCHASE PAYMENTS


                  .  Minimum initial purchase payment is
                     $5,000 ($2,000 if you elect to make
                     electronic funds transfer payments
                     of at least $100 per month, or
                     quarterly, semiannual or annual
                     purchase payment equivalents).
                  .  Minimum additional purchase payment is $500.
                  .  No additional purchase payments will be
                     accepted after earlier of the Annuity
                     Starting Date or your 83rd birthday.
          ------------------------------------------------------------


    -------------------------------------------------------------------------

                         INVESTMENT OF PURCHASE PAYMENTS

         You direct the allocation of all purchase payments among the 30
         Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.

    -------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS

..    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     - 1.00% for our mortality and expense risk;
     - 0.20% for our administrative expenses.

..    Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy Anniversary.
..    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.

..    Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.

--------------------------------------------------------------------------------


      ---------------------------------------------------------------------

                               ACCUMULATION VALUE

        . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).

        . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.

        . Accumulation Value can be transferred among the Subaccounts and the fixed account.

        . Dollar cost averaging, asset allocation and rebalancing programs are available.
        . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.

      ---------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

         ACCUMULATION VALUE BENEFITS                                 DEATH BENEFITS
..    You can withdraw all or part of the             .   Available as a lump-sum or under a
     Cash Surrender Value. Each Policy                   variety of payment options.
     Year, up to 15% of the Accumulation
     Value as of the date of the first
     withdrawal that Policy Year may be
     withdrawn without a withdrawal charge.
     Thereafter, the withdrawal charge is
     calculated separately for each purchase
     payment withdrawn based on the number
     of years elapsed since the purchase
     payment was made; the charge is 7% if
     the withdrawal is made in the first year
     after a purchase payment is made and
     then the withdrawal charge decreases by
     1% in each successive year to 0% after
     the seventh year. (Taxes and tax penalties
     may also apply to withdrawals.)
..    Fixed and variable annuity payout options
     are available.
-------------------------------------------------------------------------------------------------

[_]  SUMMARY OF CHARGES AND EXPENSES

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy.


        ------------------------------------------------------------------------------------------
        Policy Owner Transaction Expenses
        ------------------------------------------------------------------------------------------
        .    Maximum Withdrawal Charge/1/                                            7%
             (as a percentage of each purchase payment withdrawn)
        ---------------------------------- -------------------------------------------------------
        .    Transfer Fee                  -  First 12 Transfers Per Year:           $0
        ---------------------------------- -------------------------------------------------------
                                           -  Over 12 Transfers in one Policy Year:  $10 each
        ------------------------------------------------------------------------------------------
        Variable Account Annual Expenses
                 (deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
        ------------------------------------------------------------------------------------------
        .    Mortality and Expense Risk Fees                                         1.00%
        ------------------------------------------------------------------------------------------
        .    Administrative Expense Charge                                           0.20%
        ------------------------------------------------------------------------------------------
                      Total Variable Account Annual Expenses                         1.20%
        ------------------------------------------------------------------------------------------
        Other Annual Expenses
        ------------------------------------------------------------------------------------------
        .    Annual Policy Fee, $50,000 or less of Accumulation Value                $30 per year
             (determined annually on Policy anniversary date)

        .    Annual Policy Fee, more than $50,000 of Accumulation Value              $0 per year
             (determined annually on Policy anniversary date)
        ------------------------------------------------------------------------------------------
        Series Fund Annual Expenses
        ------------------------------------------------------------------------------------------
             The following table shows the management fees and other
             expenses for each investment portfolio for 2001. Expenses
             could be higher or lower in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.
        ------------------------------------------------------------------------------------------


----------
/1/ Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

==================================================================================================================================
Series Fund Annual Expenses/2/                          Management       12b-1 Fees      Other Expenses         Total Portfolio
------------------------------
(as a percentage of average net assets)                    Fees         (distribution     (after expense        Annual Expenses
                                                       (after fee       administration   reimbursement)/(a)/   (after fee waiver
                                                       waiver)/(a)/     expense)                                   and expense
Portfolio:                                                                                                     reimbursement)/(a)/
----------

==================================================================================================================================
Alger American Growth                                      0.75%              0.00%             0.06%              0.81%
Alger American Small Capitalization                        0.85%              0.00%             0.07%              0.92%
Federated Prime Money Fund II                     (a)      0.50%              0.00%             0.16%              0.66%
Federated Fund for U.S. Government Securities II  (a)      0.60%              0.00%             0.14%              0.74%
Fidelity VIP II Asset Manager: Growth                      0.58%              0.00%             0.15%              0.73%
Fidelity VIP II Contrafund                                 0.58%              0.00%             0.10%              0.68%
Fidelity VIP Equity Income                                 0.48%              0.00%             0.10%              0.58%
Fidelity VIP II Index 500                         (a)      0.24%              0.00%             0.04%              0.28%
MFS Capital Opportunities Series                  (a)      0.75%              0.00%             0.16%              0.91%
MFS Emerging Growth Series                                 0.75%              0.00%             0.12%              0.87%
MFS High Income Series                            (a)      0.75%              0.00%             0.16%              0.91%
MFS Research Series                                        0.75%              0.00%             0.15%              0.90%
MFS Strategic Income Series                       (a)      0.75%              0.00%             0.17%              0.92%
Pioneer Equity-Income VCT                                  0.65%              0.25%             0.12%              1.02%
Pioneer Fund VCT                                           0.65%              0.25%             0.14%              1.04%
Pioneer Growth Shares VCT                                  0.70%              0.25%             0.63%              1.58%
Pioneer Mid-Cap Value VCT                                  0.65%              0.00%             0.14%              0.79%
Pioneer Real Estate Growth VCT                             0.80%              0.00%             0.36%              1.16%
Scudder VIT EAFE(R) Equity Index Fund             (a)      0.45%              0.00%             0.20%              0.65%
Scudder VIT Small Cap Index Fund                  (a)      0.35%              0.00%             0.10%              0.45%
Scudder VS1 Global Discovery                               0.98%              0.25%             0.24%              1.47%
Scudder VS1 Growth and Income                              0.48%              0.25%             0.08%              0.81%
Scudder VS1 International                                  0.84%              0.00%             0.16%              1.00%
T. Rowe Price Equity Income                       (b)      0.00%              0.00%             0.85%              0.85%
T. Rowe Price International Stock                 (b)      0.00%              0.00%             1.05%              1.05%
T. Rowe Price Limited-Term Bond                   (b)      0.00%              0.00%             0.70%              0.70%
T. Rowe Price New America Growth                  (b)      0.00%              0.00%             0.85%              0.85%
T. Rowe Price Personal Strategy Balanced          (b)      0.00%              0.00%             0.90%              0.90%
Van Kampen UIF Emerging Markets Equity            (a)      0.98%              0.00%             0.87%              1.85%
Van Kampen UIF Fixed Income                       (a)      0.39%              0.00%             0.31%              0.70%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/ Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

                                                                                                               Total Portfolio
            Portfolio                                  Management Fees      12b-1 Fees     Other Expenses      Annual Expenses
            ---------------------------------------------------------------------------------------------------------------------
            Federated Prime Money Fund II                   0.50%              0.00%             0.41%              0.91%
            Federated Fund for U.S. Government              0.60%              0.00%             0.39%              0.99%
                 Securities II                              0.24%              0.00%             0.11%              0.35%
            Fidelity VIP II Index 500                       0.75%              0.00%             0.21%              0.96%
            MFS Capital Opportunities Series                0.75%              0.00%             0.26%              1.01%
            MFS High Income Series                          0.75%              0.00%             0.37%              1.12%
            MFS Strategic Income Series                     0.45%              0.00%             0.36%              0.81%
            Scudder VIT EAFE(R)Equity Index Fund            0.35%              0.00%             0.28%              0.63%
            Scudder VIT Small Cap Index Fund                1.25%              0.00%             0.87%              2.12%
            Van Kampen UIF Emerging Markets Equity          0.40%              0.00%             0.31%              0.71%
            Van Kampen UIF  Fixed Income

/(b)/ T. Rowe Price Funds do not itemize management fees and other expenses.
=================================================================================================================================

__________________

/2/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2001, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

[_]  EXAMPLES OF EXPENSES

     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be received for all time periods shown.


===================================================================================================================================

Examples/3/
===========                                    1.  Surrender Policy at       2.  Annuitize Policy at      3. Policy is not
An Owner would pay the following               end of the time period or     the end of the time period   surrendered and is not
expenses on a $1,000 investment,               annuitize and annuity         and annuity Option 4         annuitized
assuming a 5% annual return on                 option 4 (lifetime income)    (lifetime income) IS
assets if:                                     is NOT chosen                 chosen
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio                                      1Yr    3Yr    5Yr     10Yr    1Yr    3Yr     5Yr    10Yr    1Yr   3Yr    5Yr   10Yr
-----------------------------------------------------------------------------------------------------------------------------------
           Alger American Growth                84    116    149      263     84     66     116     263     21    66   116     263
Alger American Small Capitalization             85    119    155      277     85     70     122     277     22    70   122     277
----------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                   82    111    140      244     82     62     108     244     20    62   108     244
Federated Fund for U.S. Government
     Securities II                              83    113    145      254     83     64     112     254     20    64   112     254
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager                   83    113    144      253     83     64     112     253     20    64   112     253
Fidelity VIP II Contrafund                      82    111    141      246     82     62     109     246     20    62   109     246
Fidelity VIP Equity Income                      81    108    136      234     81     59     103     234     19    59   103     234
Fidelity VIP II Index 500                       78     99    119      196     78     50      87     196     16    50    87     196
-----------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                85    119    154      275     85     70     122     275     22    70   122     275
MFS Emerging Growth Series                      84    117    152      270     84     68     119     270     22    68   119     270
MFS High Income Series                          85    119    154      275     85     70     122     275     22    70   122     275
MFS Research Series                             84    118    154      274     84     69     121     274     22    69   121     274
MFS Strategic Income  Series                    85    119    155      277     85     70     122     277     22    70   122     277
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT                       86    122    160      289     86     73     128     289     23    73   128     289
Pioneer Fund VCT                                86    123    161      292     86     74     129     292     23    74   129     292
Pioneer Growth Shares VCT                       91    140    191      360     91     91     159     360     29    91   159     360
Pioneer Mid-Cap Value VCT                       83    115    148      260     83     66     115     260     21    66   115     260
Pioneer Real Estate Growth VCT                  87    127    168      307     87     77     135     307     25    77   135     307
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund            82    111    140      243     82     61     107     243     20    61   107     243
Scudder VIT Small Cap Index Fund                80    104    129      218     80     55      96     218     18    55    96     218
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIF Global Discovery                    90    136    185      346     90     87     153     346     28    87   153     346
Scudder VS1 Growth & Income                     84    116    149      263     84     66     116     263     21    66   116     263
Scudder VS1 International                       85    122    159      287     85     72     127     287     23    72   127     287
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     84    117    151      268     84     68     118     268     22    68   118     268
T. Rowe Price International Stock               86    123    162      293     86     74     129     293     24    74   129     293
T. Rowe Price Limited-Term Bond                 82    112    143      249     82     63     110     249     20    63   110     249
T. Rowe Price New America Growth                84    117    151      268     84     68     118     268     22    68   118     268
T. Rowe Price Personal Strategy Balanced        84    118    154      274     84     69     121     274     22    69   121     274
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity          94    148    206      394     94     99     174     394     32    99   174     394
Van Kampen UIF Fixed Income                     82    112    143      249     82     63     110     249     20    63   110     249
===================================================================================================================================

     These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2001. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.



        ---------------------------------------------------------------
                 For more detailed information about the Policy,
            Please read the rest of this Prospectus and the Policy.
        ---------------------------------------------------------------


_______________________
/3/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.

FINANCIAL STATEMENTS


     The financial statements for Companion and the Variable Account and the related independent auditors reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page regarding how to get a copy.) At December 31, 2001, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                           Accumulation
                                                           Unit Value on       Accumulation Unit
                    Subaccount                             Commencement      Value at End of Year     Number of Accumulation Units
                    ----------                                 Date            (December 31)                at End of Year**
               (Date of Inception)                             ($)*                 ($)*                      (December 31)
Alger American Growth (12/13/96)                              12.972
         1996 ...........................................                          13.071                             0
         1997 ...........................................                          16.240                        26,564
         1998 ...........................................                          23.759                        74,096
         1999 ...........................................                          31.395                        84,335
         2000 ...........................................                          26.436                       102,233
         2001 ...........................................                          23.032                       102,562
Alger American Small Capitalization (12/13/96)                12.400
         1996 ...........................................                          12.448                             0
         1997 ...........................................                          13.690                        16,717
         1998 ...........................................                          15.638                        36,378
         1999 ...........................................                          22.159                        37,123
         2000 ...........................................                          15.939                        49,276
         2001 ...........................................                          11.099                        52,434
Federated Fund for U.S. Government Securities II              10.901
         (12/13/96)
         1996 ...........................................                          10.882                             0
         1997 ...........................................                          11.674                        31,521
         1998 ...........................................                          12.417                       115,478
         1999 ...........................................                          12.195                       167,586
         2000 ...........................................                          13.371                       133,110
         2001 ...........................................                          14.139                       119,899
Federated Prime Money Fund II  (12/13/96)                      1.057
         1996 ...........................................                           1.059                             0
         1997 ...........................................                           1.098                       410,506
         1998 ...........................................                           1.138                     1,234,433
         1999 ...........................................                           1.176                     1,452,451
         2000 ...........................................                           1.231                     1,193,668
         2001 ...........................................                           1.262                     1,305,562
Fidelity VIP II Asset Manager: Growth (12/13/96)              13.346
         1996 ...........................................                          13.353                             0
         1997 ...........................................                          16.500                        58,425
         1998 ...........................................                          19.167                       121,890
         1999 ...........................................                          21.827                       127,644
         2000 ...........................................                          18.877                       115,868
         2001 ...........................................                          17.271                       103,711

Fidelity VIP II Contrafund (12/13/96)                         13.704
         1996 ...........................................                          14.070                             0
         1997 ...........................................                          17.257                        27,082
         1998 ...........................................                          22.162                        43,182
         1999 ...........................................                          27.208                        49,759
         2000 ...........................................                          25.102                        48,654
         2001 ...........................................                          21.763                        47,525

                                                          Accumulation
                                                          Unit Value on       Accumulation Unit
                   Subaccount                             Commencement      Value at End of Year     Number of Accumulation Units
                   ----------                                 Date            (December 31)                at End of Year**
              (Date of Inception)                             ($)*                 ($)*                      (December 31)
Fidelity VIP Equity-Income (12/13/96)                        12.900
         1996 ..........................................                          13.090                              0
         1997 ..........................................                          16.571                         48,536
         1998 ..........................................                          18.276                        122,503
         1999 ..........................................                          19.200                        139,914
         2000 ..........................................                          20.568                        144,758
         2001 ..........................................                          19.313                        143,512
Fidelity VIP II Index 500 (5/1/98)                           14.036
         1997 ..........................................                          12.166                            N/A
         1998 ..........................................                          15.425                         22,471
         1999 ..........................................                          18.367                         53,067
         2000 ..........................................                          16.459                         84,966
         2001 ..........................................                          14.293                         96,173
MFS Capital Opportunities Series (5/1/98)                    14.829
         1997 ..........................................                          12.394                              0
         1998 ..........................................                          15.528                          8,136
         1999 ..........................................                          22.618                         19,364
         2000 ..........................................                          21.531                         42,245
         2001 ..........................................                          16.276                         62,106
MFS Emerging Growth Series (12/13/96)                        13.637
         1996 ..........................................                          13.480                              0
         1997 ..........................................                          16.230                         21,242
         1998 ..........................................                          21.521                         52,838
         1999 ..........................................                          37.575                         53,502
         2000 ..........................................                          29.846                         55,328
         2001 ..........................................                          19.612                         53,109
MFS High Income Series (12/13/96)                            11.517
         1996 ..........................................                          11.548                              0
         1997 ..........................................                          12.960                         17,267
         1998 ..........................................                          12.782                         27,426
         1999 ..........................................                          13.442                         38,501
         2000 ..........................................                          12.395                         36,405
         2001 ..........................................                          12.500                         33,348
MFS Research Series (12/13/96)                               13.093
         1996 ..........................................                          13.277                              0
         1997 ..........................................                          15.775                         30,779
         1998 ..........................................                          19.231                         62,140
         1999 ..........................................                          23.571                         63,162
         2000 ..........................................                          22.159                         64,082
         2001 ..........................................                          17.240                         61,088
MFS Strategic Income Series (12/13/96)                       10.503
         1996 ..........................................                          10.527                              0
         1997 ..........................................                          10.283                         14,907
         1998 ..........................................                          10.963                         39,700
         1999 ..........................................                          10.561                         56,404
         2000 ..........................................                          10.945                         66,519
         2001 ..........................................                          11.327                         54,517
Pioneer Equity-Income VCT (5/1/2000)                         10.000
         2000 ..........................................                          11.492                         24,875
         2001 ..........................................                          10.542                         25,932
Pioneer Fund VCT (5/1/2000)                                  10.000
         2000 ..........................................                           9.761                          3,758
         2001 ..........................................                           8.573                         10,424


                                                 Accumulation
                                                 Unit Value on      Accumulation Unit
               Subaccount                        Commencement     Value at End of Year    Number of Accumulation Units
               ----------                            Date             (December 31)            at End of Year**
          (Date of Inception)                        ($)*                  ($)*                  (December 31)
Pioneer Growth Shares VCT (5/1/2000)                      10.000
        2000 ..........................................                       9.290                    100
        2001 ..........................................                       7.412                    625
Pioneer Mid-Cap Value VCT (5/1/98)                        11.771
        1998 ..........................................                      11.156                 11,695
        1999 ..........................................                      12.461                 28,889
        2000 ..........................................                      14.529                 27,865
        2001 ..........................................                      15.285                 33,036
Pioneer Real Estate Growth VCT (5/1/98)                   13.196
        1998 ..........................................                       9.818                  4,031
        1999 ..........................................                       9.295                  9,564
        2000 ..........................................                      11.895                 26,597
        2001 ..........................................                      12.669                 31,234
Scudder VIT EAFE(R) Equity Index Fund (5/1/2000)          10.000
        2000 ..........................................                       8.764                 29,285
        2001 ..........................................                       6.521                 51,879
Scudder VIT Small Cap Index Fund (5/1/2000)               10.000
        2000 ..........................................                       9.288                 17,001
        2001 ..........................................                       9.366                 25,017
Scudder VS1 Global Discovery (5/1/98)                     13.631
        1998 ..........................................                      13.176                  1,790
        1999 ..........................................                      21.563                  3,753
        2000 ..........................................                      20.150                  7,361
        2001 ..........................................                      14.939                  7,478
Scudder VS1 Growth and Income (5/1/98)                    13.557
        1998 ..........................................                      12.847                 22,458
        1999 ..........................................                      13.425                 38,046
        2000 ..........................................                      12.955                 37,500
        2001 ..........................................                      11.320                 35,780
Scudder VS1 International (12/13/96)                      11.719
        1996 ..........................................                      12.067                      0
        1997 ..........................................                      13.004                 15,759
        1998 ..........................................                      15.223                 40,818
        1999 ..........................................                      23.241                 48,923
        2000 ..........................................                      17.979                 54,445
        2001 ..........................................                      12.281                 54,883
T. Rowe Price Equity Income (12/13/96)                    13.501
        1996 ..........................................                      13.731                      0
        1997 ..........................................                      17.481                 52,630
        1998 ..........................................                      18.839                118,982
        1999 ..........................................                      19.305                120,958
        2000 ..........................................                      21.564                114,415
        2001 ..........................................                      21.616                110,485
T. Rowe Price International Stock (12/13/96)              11.560
        1996 ..........................................                      11.976                      0
        1997 ..........................................                      12.200                 23,539
        1998 ..........................................                      13.964                 57,275
        1999 ..........................................                      18.394                 70,203
        2000 ..........................................                      14.932                 92,978
        2001 ..........................................                      11.475                102,608


                                                 Accumulation
                                                 Unit Value on      Accumulation Unit
               Subaccount                        Commencement     Value at End of Year    Number of Accumulation Units
               ----------                            Date             (December 31)             at End of Year**
          (Date of Inception)                        ($)*                  ($)*                   (December 31)
T. Rowe Price Limited-Term Bond (12/13/96)                10.582
        1996 ..........................................                      10.582                      0
        1997 ..........................................                      11.160                 31,032
        1998 ..........................................                      11.828                114,315
        1999 ..........................................                      11.785                156,206
        2000 ..........................................                      12.720                189,131
        2001 ..........................................                      13.632                188,941
T. Rowe Price New America Growth (12/13/96)               15.121
        1996 ..........................................                      15.496                      0
        1997 ..........................................                      18.543                 19,742
        1998 ..........................................                      21.712                 55,861
        1999 ..........................................                      24.187                 57,697
        2000 ..........................................                      21.359                 65,416
        2001 ..........................................                      18.602                 65,902
T. Rowe Price Personal Strategy Balanced (12/13/96)       12.552
        1996 ..........................................                      12.719                      0
        1997 ..........................................                      14.833                 50,339
        1998 ..........................................                      16.755                130,290
        1999 ..........................................                      17.946                153,234
        2000 ..........................................                      18.691                137,229
        2001 ..........................................                      18.020                122,410
Van Kampen UIF Emerging Markets Equity (5/1/99)            8.930
        1998 ..........................................                         N/A                    N/A
        1999 ..........................................                      13.469                    206
        2000 ..........................................                       8.131                  9,957
        2001 ..........................................                       7.511                 20,330
Van Kampen UIF Fixed Income (5/1/99)                      10.720
        1998 ..........................................                         N/A                    N/A
        1999 ..........................................                      10.167                      0
        2000 ..........................................                      11.159                  1,207
        2001 ..........................................                      12.052                  8,464


* Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

________________________________________________
ABOUT US


     We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York.


     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

_______________________________________
INVESTMENT OPTIONS


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.


--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.
--------------------------------------------------------------------------------

     You can choose among 30 variable investment options and three fixed rate options.

[_]  VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, Companion Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on February 14, 1994. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and
             ----------------------------------------------------------------
they could go down in value. Each portfolio operates as a separate investment
---------------------------
fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                     Variable Investment Options
  Asset Category                  Under Companion Separate Account C
        (*)                            (Series Fund - Portfolio)                                     Objective
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets        Van Kampen Universal Institutional Funds, Inc. -            Long-term capital appreciation
Equity                  Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                        -----------------------------------------------------------------------------------------------------
                                                            Emerging market country securities
-----------------------------------------------------------------------------------------------------------------------------
                        Deutsche Asset Management VIT Funds -                       Long-term capital appreciation
                        Scudder  VIT EAFE(R)Equity Index Fund Portfolio /(11)/
                        -----------------------------------------------------------------------------------------------------
                                         Statistically selected sample of the securities found in the EAFE(R) Index
                        -----------------------------------------------------------------------------------------------------
                        Scudder Variable Series I -                                 Long-term capital appreciation
                        Scudder VS1 Global Discovery Portfolio /(8)/
                        -----------------------------------------------------------------------------------------------------
                                                      Small companies in the U.S. or foreign markets
                        -----------------------------------------------------------------------------------------------------
International Equity    Scudder Variable Series I -                                 Long-term capital appreciation
                        Scudder VS1 International Portfolio /(8)/
                        -----------------------------------------------------------------------------------------------------
                                          Common stocks of companies which do business outside the United States
                        -----------------------------------------------------------------------------------------------------
                        T. Rowe Price International Series, Inc. -                  Long-term capital appreciation
                        T. Rowe Price International Stock Portfolio /(9)/
                        -----------------------------------------------------------------------------------------------------
                                                            Common stocks of foreign companies
-----------------------------------------------------------------------------------------------------------------------------
                        Pioneer Variable Contracts Trust -                          Long-term capital appreciation with
Real Estate Equity      Pioneer Real Estate Growth VCT Portfolio /(7)/              current income
                        -----------------------------------------------------------------------------------------------------
                                      Real estate investment trusts (REITs) and other real estate industry companies
-----------------------------------------------------------------------------------------------------------------------------
                        Alger American Fund -                                       Long-term capital appreciation
                        Alger American Small Capitalization Portfolio /(1)/
                        -----------------------------------------------------------------------------------------------------
Small-Cap Equity                 Equity securities of companies with total market capitalization of less than $1 billion
                        -----------------------------------------------------------------------------------------------------
                        Deutsche Asset Management VIT Funds -                       Long-term capital appreciation
                        Scudder VIT Small Cap Index Fund Portfolio /(11)/
                        -----------------------------------------------------------------------------------------------------
                                     Statistically selected sample of the securities found in the Russell 2000(R) Index
-----------------------------------------------------------------------------------------------------------------------------
                        Pioneer Variable Contracts Trust -                          Long-term capital appreciation
Mid-Cap Equity          Pioneer Mid-Cap Value VCT Portfolio /(7)/
                        -----------------------------------------------------------------------------------------------------
                                                             Currently undervalued companies
-----------------------------------------------------------------------------------------------------------------------------
                        Alger American Fund -                                       Long-term capital appreciation
                        Alger American Growth Portfolio /(1)/
                        -----------------------------------------------------------------------------------------------------
                                 Equity securities of companies with total market capitalization of more than $1 billion
                        -----------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation
                        Fidelity VIP II Contrafund Portfolio /(3)/
                        -----------------------------------------------------------------------------------------------------
                                                             Currently undervalued companies
                        -----------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation with
                        Fidelity VIP II Index 500 Portfolio /(3)/                   current income
                        -----------------------------------------------------------------------------------------------------
                                                  Stocks that comprise the Standard and Poor's 500 Index
                        -----------------------------------------------------------------------------------------------------
Large-Cap Growth        MFS Variable Insurance Trust -                              Long-term capital appreciation
Equity                  MFS Emerging Growth Series Portfolio /(5)/
                        -----------------------------------------------------------------------------------------------------
                                         Common stocks of small and medium-sized companies with growth potential
                        -----------------------------------------------------------------------------------------------------
                        MFS Variable Insurance Trust -                              Long-term capital appreciation
                        MFS Research Series Portfolio /(5)/
                        -----------------------------------------------------------------------------------------------------
                                        Research analyst's recommendations for best expected capital appreciation
                        -----------------------------------------------------------------------------------------------------
                        Pioneer Variable Contracts Trust -                          Long-term capital appreciation
                        Pioneer Growth Shares VCT Portfolio /(7)/
                        -----------------------------------------------------------------------------------------------------
                                 Focus on secular trends, competitive strength and return on incremental invested capital
                        -----------------------------------------------------------------------------------------------------
                        T. Rowe Price Equity Series, Inc. -                         Long-term capital appreciation
                        T. Rowe Price New America Growth Portfolio /(10)/
                        -----------------------------------------------------------------------------------------------------
                                           Common stocks of U.S. companies in the service sector of the economy
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                       Variable Investment Options
Asset Category                     Under Companion Separate Account C
     (*)                                (Series Fund - Portfolio)                                                Objective
---------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund -                 Dividend income & capital appreciation
                          Fidelity VIP Equity Income Portfolio /(3)/
                          -------------------------------------------------------------------------------------------------------
                                                              Income-producing equity securities
                          -------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                              Long-term capital appreciation
                          MFS Capital Opportunities Series Portfolio /(5)/
                          -------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
                          -------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                          Current income & long-term growth
                          Pioneer Equity-Income VCT Portfolio /(7)/
                          -------------------------------------------------------------------------------------------------------
Large-Cap Value                               Focus on large, strong companies with histories of dividend growth
Equity                    -------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                          Capital growth with current income
                          Pioneer Fund VCT Portfolio /(7)/
                          -------------------------------------------------------------------------------------------------------
                                               Emphasizes high-quality, value and long-term earnings potential
                          -------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I                                   Long-term capital appreciation with
                          Scudder VS1 Growth and Income Portfolio /(8)/               current income
                          -------------------------------------------------------------------------------------------------------
                                                        Common stocks of large, established companies
                          -------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                         Dividend income & capital appreciation
                          T. Rowe Price Equity Income Portfolio /(10)/
                          -------------------------------------------------------------------------------------------------------
                                                    Dividend-paying common stocks of established companies
---------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -              Long-term capital appreciation
                          Fidelity VIP II Asset Manager: Growth Portfolio /(3,4)/
                          -------------------------------------------------------------------------------------------------------
Hybrid                                          Domestic and foreign stocks, bonds and short-term investments
                          -------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                         Capital appreciation & dividend income
                          T. Rowe Price Personal Strategy Balanced Portfolio /(10)/
                          -------------------------------------------------------------------------------------------------------
                                              Diversified portfolio of stocks, bonds and money market securities
---------------------------------------------------------------------------------------------------------------------------------
International Fixed       MFS Variable Insurance Trust -                              Seeks income & capital appreciation
Income                    MFS Strategic Income Series Portfolio /(5)/
                          -------------------------------------------------------------------------------------------------------
                                                                International government bonds
---------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed          MFS Variable Insurance Trust -                              High current income and capital
Income                    MFS High Income Series Portfolio /(5)/                      appreciation
                          -------------------------------------------------------------------------------------------------------
                                            Diversified bond portfolio, some of which may involve equity features
---------------------------------------------------------------------------------------------------------------------------------
                          Van Kampen Universal Institutional Funds, Inc. -            Above average return from a diversified
                          Van Kampen UIF Fixed Income Portfolio /(6)/                 portfolio of fixed income securities
                          -------------------------------------------------------------------------------------------------------
Intermediate-Term /                        Medium to high quality fixed income investments of intermediate maturity
Long-Term Fixed           -------------------------------------------------------------------------------------------------------
Income                    Federated Insurance Series -                                Current income
                          Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                          -------------------------------------------------------------------------------------------------------
                                                                    U.S. Government bonds
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed          T. Rowe Price Fixed Income Series, Inc. -                   High level of current income consistent
Income                    T. Rowe Price Limited-Term Bond Portfolio /(10)/            with modest price fluctuations
                          -------------------------------------------------------------------------------------------------------
                                                 Short and intermediate-term investment grade debt securities
---------------------------------------------------------------------------------------------------------------------------------
                          Federated Insurance Series -                                Current income consistent with the
Cash                      Federated Prime Money Fund II Portfolio /(2)/               stability of principal
                          -------------------------------------------------------------------------------------------------------
                                                            High-quality money market instruments
---------------------------------------------------------------------------------------------------------------------------------


(*) Asset category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure that any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

     Investment advisers of the Series Funds:

     /(1)/  Fred Alger Management, Inc.
     /(2)/  Federated Investment Management Company.
     /(3)/  Fidelity Management & Research Company.
     /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     /(5)/  Massachusetts Financial Services Company.
     /(6)/  Morgan Stanley Asset Management Inc.

     /(7)/  Pioneer Investment Management, Inc.
     /(8)/  Scudder Kemper Investments, Inc.
     /(9)/ Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
     /(10)/ T. Rowe Price Associates, Inc.
     /(11)/ Deutsche Asset Management, Inc.

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

     ---------------------------------------------------------------------------
          The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.
     ---------------------------------------------------------------------------


     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.


     Adding, Deleting, or Substituting Variable Investments

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change

     New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS


     There are three fixed rate options: a fixed account and two systematic transfer accounts. With the fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.


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All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed account disclosures in this Prospectus.
--------------------------------------------------------------------------------

     Systematic Transfer Accounts


     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. Funds may not be transferred from the Subaccounts or the fixed account to the systematic transfer account once the Policy has been purchased (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.


     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account within either a five-month period or a 13-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

     Fixed Account and Systematic Transfer Accounts

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate option. We have sole discretion to invest the assets of our general account, subject to applicable law.


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We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate.
--------------------------------------------------------------------------------

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.


     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:


     (i) the amount of purchase payment allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less

     (ii) taxes allocable to the fixed account or systematic transfer account, less
     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account, plus

     (iv) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus

     (v) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

     Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will not allow more than 24 transfers in a Policy Year.
     .    A transfer from the fixed account:
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -    is free;
          -    may be delayed up to six months;
          -    does not count toward the 12 free transfer limit; and
          - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes.

     . If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.

     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

     Third-Party Transfers

      Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.

[_]  DOLLAR COST AVERAGING

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The dollar cost averaging and the STEP programs are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

     Dollar Cost Averaging Rules:

     .    The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.

     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

[_]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")

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You cannot transfer amounts from the STEP program to the fixed account.
--------------------------------------------------------------------------------

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either five months or 13 months, depending upon which time period you elect. You cannot transfer amounts from a STEP account to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.

     STEP Program Rules:

     .    The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in a systematic transfer account to begin the program.

     .    You may only participate in one systematic transfer account, but not both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.

     . Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .    No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[_]  ASSET ALLOCATION PROGRAM

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The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.
--------------------------------------------------------------------------------


     The asset allocation program allows you to allocate purchase payments and Policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

     Asset Allocation Program Rules:

     .   The asset allocation program is free.

     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subacounts will be rebalanced to the then-current version of the model in effect.
     . The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

         The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.


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                                                 ASSET ALLOCATION MODELS
                                                   CURRENT ALLOCATIONS*
--------------------------------------------------------------------------------------------------------------------------
                                               Principal         Portfolio        Income         Capital        Equity
                                               Conserver         Protector        Builder      Accumulator    Maximizer
                                            (conservative)      (moderately     (moderate)     (moderately   (aggressive)
                 Portfolio                         %            conservative)%      %          aggressive)%       %
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Alger American Growth                              0                  5             10              15            20
Fidelity VIP II Index 500                         20                 15             15              15            15
Pioneer Mid-Cap Value VCT                          0                  5             10              15            20
T. Rowe Price Equity Income                        0                  5             10              15            20
T. Rowe Price International Stock                  0                 10             15              15            20
T. Rowe Price Limited-Term Bond                   50                 30              0               0             0
Van Kampen UIF Emerging Markets Equity             0                  0              0               5             5
Van Kampen UIF Fixed Income                       30                 30             40              20             0
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                * We retain the right to change model allocations or to substitute portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
--------------------------------------------------------------------------------------------------------------------------



     We use Callan Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

[_]  REBALANCING PROGRAM

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The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.
--------------------------------------------------------------------------------


     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.


       Rebalancing Program Rules:

       . The rebalancing program is free.
       . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer. Changed instructions, or a request to end this program must also be by Written Notice.

       . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
       . You may have rebalancing occur quarterly, semiannually or annually.
       . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
       . If you elect the asset allocation program, your value in the Subaccounts will automatically be rebalanced to the model you select on an annual basis, unless you elect semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.


     The rebalancing program does not protect against a loss and may not achieve your investment goals.

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IMPORTANT POLICY PROVISIONS


     The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.


[_]  POLICY APPLICATION AND ISSUANCE


     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 83 or younger. We reserve the right to reject any application or purchase payment for any reason.


--------------------------------------------------------------------------------
Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.
--------------------------------------------------------------------------------

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.

     You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

     Application in Good Order

     All application questions must be answered, but particularly note these requirements:

     - The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     - Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     - Initial purchase payment must meet minimum purchase payment requirements.
     -   Your signature and your agent's signature must be on the application.
     -   Identify the type of plan, whether it is nonqualified or qualified.
     -   City, state, and date application was signed must be completed.
     -   Your agent must be both properly licensed and appointed with us.

     Purchase Payment Requirements


     Your purchase payment checks should be made payable to "Companion Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.


     Initial Purchase Payment:
     ------------------------

     -   The only purchase payment required. All others are optional.
     - Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents.

     Additional Purchase Payments:
     ----------------------------

     - Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 83/rd/ birthday or (ii) your Annuity Starting Date.

     Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or the fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations must be in whole percentages, and total 100%.

     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.
     - We will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

[_]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

     Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

        (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
        (b)  the current Accumulation Unit value.


     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or cancelled from the Subaccount. The Accumulation Unit value may increase or decrease from one day to the next.



     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

        (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b) the cumulative unpaid charge for the mortality and expense risk charge and administrative expense charge; minus
        (c) any applicable charge for federal and state income taxes, if any; the result divided by
        (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

     Fixed Account Value


     The Accumulation Value of the fixed account on any Business Day equals:


        (a)  the accumulation value at the end of the preceding Business Day;
             plus
        (b) any net purchase payments credited since the end of the previous Business Day; plus
        (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
        (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
        (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Business Day; plus
        (f)  interest credited on the fixed account balance.

     Systematic Transfer Account Value


     The Accumulation Value of the systematic transfer account on any Business Day equals:


        (a)  the value at the end of the previous Business Day; plus
        (b)  any purchase payments credited since the preceding Business Day;
             minus


        (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus
        (d) transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus

        (e)  interest credited on the systematic transfer account balance.


[_]  TELEPHONE TRANSACTIONS


     Telephone Transactions Permitted                  Telephone Transaction Rules:
..    Transfers.                                        .    Only you may elect.  Do so on the Policy application or by

..    Partial withdrawals of $10,000 or less by you.         prior Written Notice to us.

..    Change of purchase payment allocations.           .    Must be received by close of the New York Stock Exchange
                                                            ("NYSE") (usually 3 p.m. Central Time); if later, the
                                                            transaction will be processed the next Business Day.

                                                       .    Will be recorded for your protection.

                                                       .    For security, you must provide your Social Security number and/or other identification information.

                                                       .    May be discontinued at any time as to some or all Owners.

                                                       .    For any transaction that would reduce or impair the death
                                                            benefit, consent from any irrevocable beneficiary is required.


     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[_]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

[_]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice. We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[_]  MINOR OWNER OR BENEFICIARY


     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.


[_]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

----------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

[_]  WITHDRAWAL CHARGE

          ----------------------------------------------------------------------------------
          Years Since Receipt of Purchase Payment     1    2    3    4    5    6    7    8+
          ----------------------------------------------------------------------------------
          Applicable Withdrawal Charge Percentage     7%   6%   5%   4%   3%   2%   1%   0%
          ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.
--------------------------------------------------------------------------------


     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer account on a pro rata basis, unless you instruct us otherwise.


     The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     (c)  when a withdrawal charge waiver is available, as described below;
     (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or

     (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

     Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

     Withdrawal Charge Waivers


     We will waive the withdrawal charge upon partial withdrawals and surrenders while you are permanently totally disabled. Totally disabled means you are unable to work at any job for renumeration or profit for which you have been trained and the disability has continued for at least six months. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.


     The disability waiver is not available if any Owner is age 65 or older on the date of withdrawal.

[_]  MORTALITY AND EXPENSE RISK CHARGE

--------------------------------------------------------------------------------
1.00% annual rate, deducted daily from net assets in the Variable Account.
--------------------------------------------------------------------------------

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.


     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.


     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[_]  ADMINISTRATIVE CHARGES

---------------------- ---------------------------------------------------------
Policy Fee             $30 deducted annually for each Policy with Accumulation
                       Value of $50,000 or less. The Policy fee will not be
                       deducted from any Policy with Accumulation Value of more
                       than $50,000.
---------------------- ---------------------------------------------------------
Administrative         0.20% annual rate, deducted daily from the  net assets of
Expense Charge         each Subaccount.
---------------------- ---------------------------------------------------------

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy Fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.



     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[_]  TRANSFER FEE

--------------------------------------------------------------------------------
$10 per Subaccount transfer after 12 free transfers each Policy Year.
--------------------------------------------------------------------------------


     The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer account are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, the STEP program, asset allocation and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.


[_]  TAXES

--------------------------------------------------------------------------------
Currently, NONE.
--------------------------------------------------------------------------------

     No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[_]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

-------------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
-------------------------------------------------------------------------------

     Each Series Fund portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[_]  WITHDRAWALS

-------------------------------------------------------------------------------
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax
     -    Withdrawal Charge
-------------------------------------------------------------------------------

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     "Free" Partial Withdrawals

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without
                  ------------------------------------------------
deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

     Systematic Withdrawal Plan


     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.


     Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.

     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a withdrawal charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax.

     . Withdrawals may be restricted or prohibited for certain qualified policies.

[_]  ANNUITY PAYMENTS

-------------------------------------------------------------------------------
Annuity payments:
-    may be fixed or variable;
- may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
-    may be taxable, and if premature, subject to a tax penalty.
-------------------------------------------------------------------------------

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.


     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of
     ----------------------
     interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.


           Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.


     Variable  Annuity  Payments. Variable annuity payments, other than the
     ---------------------------
first, vary in amount depending upon the investment performance of the applicable Subaccounts.


-------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee and income taxes and penalty tax.
-------------------------------------------------------------------------------


     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.


     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

     Annuity Starting Date


     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Annuitant's 90th birthday. Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

     Transfers after the Annuity Starting Date

--------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
--------------------------------------------------------------------------------

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

     Selecting an Annuity Payout Option

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------


     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).


     Annuity Payout Options

     If the continuation of variable payments being made under an option does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under an option depend upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.


     NOTE: Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.


     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The following annuity payout options are currently available:

1)   Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we
     ------------------------------------
     annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.


2)   Income of a Specified Amount. Proceeds are paid in monthly installments of
     ----------------------------
     a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.


3)   Income for a Specified Period. Periodic payments of proceeds are paid for
     -----------------------------
     the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.


4)   Lifetime Income. Proceeds are paid as monthly income during the Annuitant's
     ---------------
     life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.


     Guarantees available for the Lifetime Income Option.
     ---------------------------------------------------

         Guaranteed Period - An amount of monthly income is guaranteed for a
         -----------------
         specified number of years, and thereafter as long as the Annuitant lives.

         Guaranteed Amount - An amount of monthly income is guaranteed until the
         -----------------
         sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum.  Proceeds are paid in one sum.
     --------

6)   Alternative Schedules. We may be able to accommodate making annuity
     ---------------------
     payments under other options, including joint and survivor periods. Contact us for more information.


[_]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.


--------------------------------------------------------------------------------
A death benefit is payable upon:

     -  the Policy currently is in force;
     -  receipt of Due Proof of Death of the first Owner to die;
     -  election of an annuity payout option (or lump-sum payment); and
     -  proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.
--------------------------------------------------------------------------------


     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the greater of:


     (1) your Policy's Accumulation Value (without deduction of a withdrawal charge) on the later of the Business Day we receive Due Proof of Death or an annuity payout option is elected; or
     (2)  the sum of net purchase payments reduced by partial withdrawals.


     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

     Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

     IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

-------------------------------------------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[_]  TAXATION OF NONQUALIFIED POLICIES

      If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  -  made on or after the taxpayer reaches age 59 1/2;
  -  made on or after an Owner's death;
  -  attributable to the taxpayer's becoming disabled; or
  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[_] TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.


..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Policy comports with IRA qualification requirements.


..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

..    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.


..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity.


..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[_]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

------------------------------------------------------
MISCELLANEOUS

[_]  DISTRIBUTOR OF THE POLICIES


     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a distributor may be up to 7.5% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.


[_]  SALES TO EMPLOYEES


     Certain distribution costs and other fees may be waived for Policies owned by employees of Companion and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.


[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

       ----------------------------------------------------------------------
           DO YOU HAVE QUESTIONS?

               If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: COMPANION LIFE, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Telephone 1-800-494-0067.
       ----------------------------------------------------------------------

-----------------------------------
STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public
 ------------------
Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


                               Contents                        Page(s)
                 -------------------------------------------------------
                  The Policy - General Provisions                 2
                      Owner and Joint Owner
                      Entire Contract
                      Deferment of Payment and Transfers
                      Incontestability
                      Misstatement of Age or Sex
                      Nonparticipating
                      Assignment
                      Evidence of Age or Survival
                 -------------------------------------------------------
                  Federal Tax Matters                             3
                      Tax Status of the Policy
                      Taxation of Companion Life
                 -------------------------------------------------------
                  State Regulation of Companion                   4
                  Administration
                  Records and Reports
                  Distribution of the Policies
                  Custody of Assets
                 -------------------------------------------------------
                  Historical Performance Data                    5-11
                      Money Market Yields
                      Other Subaccount Yields
                      Average Annual Total Returns
                      Other Performance Information
                 -------------------------------------------------------
                  Other Information                              12
                 -------------------------------------------------------
                  Financial Statements                           12

COMPANION LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF
UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 2001 AND 2000
AND FOR THE YEARS ENDED
DECEMBER 31, 2001, 2000 AND 1999

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company
Lynbrook, New York

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of Companion Life Insurance Company (the "Company") (a wholly-owned subsidiary of United of Omaha Life Insurance Company) as of December 31, 2001 and 2000, and the related statutory statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America are described in Note 22.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Companion Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Companion Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, on the basis of accounting described in Note 1.

As discussed in Note 1 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Insurance Department of the State of New York of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual-Version effective January 1, 2001 as modified by the Insurance Department of the State of New York.

/s/  Deloitte and Touche LLP
Omaha, Nebraska

February 13, 2002

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS

AS OF DECEMBER 31,
--------------------------------------------------------------------------------

ADMITTED ASSETS                                                   2001                 2000
Cash and invested assets:
    Bonds                                                       $ 488,248,092        $ 483,599,523
    Mortgage loans                                                 11,611,355            9,473,109
    Policy loans                                                    9,966,323           10,088,233
    Cash and short-term investments                                14,717,829            5,765,618
    Receivable for securities                                         893,371              751,821
                                                                -------------        -------------
              Total cash and invested assets                      525,436,970          509,678,304
Premiums deferred and uncollected                                   5,787,729            3,927,258
Investment income due and accrued                                   6,136,144            6,116,438
Receivable from parent, subsidiaries and affiliates                 1,803,308            1,853,452
Other assets                                                        4,237,426            4,028,045
Separate accounts assets                                           32,732,823           36,107,020
                                                                -------------        -------------
              Total admitted assets                             $ 576,134,400        $ 561,710,517
                                                                =============        =============
LIABILITIES
Policy reserves:
    Aggregate reserve for policies and contracts                $ 353,139,214        $ 352,591,113
    Policy and contract claims                                      4,606,215            4,195,941
    Other                                                             177,010              125,756
                                                                -------------        -------------
              Total policy reserves                               357,922,439          356,912,810
    Interest maintenance reserve                                        5,653              386,678
    Asset valuation reserve                                         3,467,096            4,047,391
    General expenses and taxes due or accrued                       1,070,679            1,455,772
    Funds held under reinsurance treaties - affiliate             105,538,273           93,601,267
    Reinsurance in unauthorized companies                              43,177               35,263
    Federal income taxes due or accrued                             1,431,000            1,700,859
    Payable for securities                                          3,966,833                    0
    Other liabilities                                               4,137,885            3,269,019
    Separate accounts liabilities                                  32,694,158           36,064,529
                                                                -------------        -------------
              Total liabilities                                   510,277,193          497,473,588
SURPLUS
Capital stock, $400 par value, 5,000 shares authorized
             and outstanding                                        2,000,000            2,000,000
Gross paid-in and contributed surplus                              45,650,000           45,650,000
Special surplus and contingency reserve                               595,612              547,095
Unassigned Surplus                                                 17,611,595           16,039,834
                                                                -------------        -------------
              Total surplus                                        65,857,207           64,236,929
                                                                -------------        -------------
              Total liabilities and surplus                     $ 576,134,400        $ 561,710,517
                                                                =============        =============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  2001              2000              1999
Income
    Net premiums and annuity considerations                      $49,809,418       $45,869,255       $38,288,441
    Other considerations and fund deposits                           250,076         6,356,832         5,668,080
    Net investment income                                         38,526,650        36,934,738        34,166,037
    Other income                                                   3,992,619         4,534,966         3,276,552
                                                                 -----------       -----------       -----------

              Total income                                        92,578,763        93,695,791        81,399,110
                                                                 -----------       -----------       -----------

Benefits and expenses:
     Policyholder and beneficiary benefits                        51,971,231        50,858,187        44,486,605
     Increase in reserves for  policyholder and
           beneficiary benefits                                      393,591           141,140         6,602,917
     Commissions                                                   5,666,447         6,117,411         5,113,960
     Operating expenses                                           20,068,714        20,924,087        15,033,174
     Net transfers to separate accounts                              265,813         3,006,051         4,247,836
                                                                 -----------       -----------       -----------

              Total benefits and expenses                         78,365,796        81,046,876        75,484,492
                                                                 -----------       -----------       -----------

              Net gain from operations before federal
                income taxes and net realized capital
                losses                                            14,212,967        12,648,915         5,914,618

Federal income taxes                                               4,592,242         5,000,964         3,031,567
                                                                 -----------       -----------       -----------

              Net gain from operations before net
                   realized capital losses                         9,620,725         7,647,951         2,883,051

Net realized capital gains (losses)                               (2,133,298)                0                 0
                                                                 -----------       -----------       -----------

              Net income                                         $ 7,487,427       $ 7,647,951       $ 2,883,051
                                                                ============       ===========       ===========

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  2001            2000             1999
Capital stock:
    Balance at beginning and end of year                      $   2,000,000   $    2,000,000   $     2,000,000
                                                              -------------   --------------   ---------------

Gross paid-in and contributed surplus:
    Balance at beginning and end of year                         45,650,000       45,650,000        45,650,000
                                                              -------------   --------------   ---------------

Special surplus and contingency reserve:
    Balance at beginning of year                                    547,095          500,089           474,502
    Increase in group contingency life reserve                       48,517           47,006            25,587
                                                              -------------   --------------   ---------------

    Balance at end of year                                          595,612          547,095           500,089
                                                              -------------   --------------   ---------------

Unassigned surplus:
     Balance at beginning of year                                16,039,834       15,187,762        13,034,550
     Net income                                                   7,487,427        7,647,951         2,883,051
     Dividends to parent                                         (6,000,000)      (6,000,000)                0
    (Increase) decrease in:
        Net unrealized capital gains and losses                    (698,645)               0          (192,674)
        Non-admitted assets                                          (6,824)         152,911           (69,512)
        Liability for reinsurance in unauthorized companies          (7,914)           5,900            (6,559)
        Asset valuation reserve                                     580,295         (644,631)         (435,507)
        Contingency reserve                                         (48,517)         (47,006)          (25,587)
    Other, net                                                            0         (263,053)                0
Cumulative effect of changes in accounting principles               265,939                0                 0
                                                              -------------   --------------   ---------------

Balance at end of year                                           17,611,595       16,039,834        15,187,762
                                                              -------------   --------------   ---------------

Total surplus                                                 $  65,857,207   $   64,236,929   $    63,337,851
                                                              =============   ==============   ===============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   2001            2000             1999
Cash from (used for) operations:
    Premiums, annuity considerations and other
         fund deposits                                        $ 48,792,766    $ 49,552,273     $  47,008,353
    Net investment income                                       36,676,846      35,244,153        33,184,111
    Other income                                                 4,211,948       4,865,952         2,536,480
    Benefits                                                   (53,356,787)    (52,837,271)      (43,600,244)
    Commissions and general expenses                           (19,521,108)    (19,641,289)      (16,905,217)
    Federal income taxes                                        (4,787,213)     (3,882,116)       (4,328,976)
    Net transfers to separate accounts                          (7,217,151)     (9,124,206)       (8,059,925)
                                                              -------------   -------------    --------------
          Net cash from operations                               4,799,301       4,177,496         9,834,582
                                                              -------------   -------------    --------------

Cash from (used for) investments:
    Proceeds from investments sold, redeemed or matured:
      Bonds                                                    100,622,587      86,249,527        82,666,925
      Mortgage loans                                             3,150,378       2,881,945           267,583
      Other invested assets                                       (349,141)              0           230,957
      Net gains (losses) on cash and short-term investments            (19)              3                 0
    Tax on capital gains                                           (78,133)        (80,017)          (86,212)
    Cost of investments acquired:
      Bonds                                                   (106,125,531)   (110,082,759)     (105,754,712)
      Mortgage loans                                            (5,282,928)     (3,282,292)       (2,515,000)
      Other invested assets                                      3,966,833               0           (16,666)
     Net decrease in policy loans                                  121,910          46,393           387,192
                                                              -------------   -------------    --------------
          Net cash used for investments                         (3,974,044)    (24,267,200)      (24,819,933)
                                                              -------------   -------------    --------------

Cash from (used for) financing and other sources:
    Other cash provided                                         15,382,264      26,498,861        19,955,419
    Other cash used                                             (1,255,310)     (3,926,256)       (8,187,260)
    Dividends                                                   (6,000,000)     (6,000,000)                0
                                                              -------------   -------------    --------------
          Net cash from financing and other sources              8,126,954      16,572,605        11,768,159
                                                              -------------   -------------    --------------

Net change in cash and short-term investments                    8,952,211      (3,517,099)       (3,217,192)

Cash and short-term investments:
    Beginning of year                                            5,765,618       9,282,717        12,499,909
                                                              -------------   -------------    --------------

    End of year                                               $ 14,717,829    $  5,765,618     $   9,282,717
                                                              =============   =============    ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF UNITED OF OMAHA LIFE INSURANCE COMPANY)

NOTES TO STATUTORY FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


Note 1
------
Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations - Companion Life Insurance Company (the "Company"), domiciled in the State of New York, is a wholly-owned subsidiary of United of Omaha Life Insurance Company ("United of Omaha"), which is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company, domiciled in the State of Nebraska. The Company has insurance licenses to operate in three states, New York, New Jersey and Connecticut. Individual annuity and life insurance products are sold primarily through a network of Mutual of Omaha career agents, direct mail, stockbrokers, financial planners and banks.

Summary of Significant Accounting Policies

Basis of Presentation - The financial statements of Companion Life Insurance Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department ("Department").

     The Department has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices, except that the state does not allow deferred tax assets (DTAs) and deferred tax liabilities (DTLs) that are prescribed by NAIC SAP.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department impacting the Company's financial statements is shown below:

                                                              2001
             Net Income, Department & NAIC SAP           $    7,487,427
                                                         ==============

             Statutory Surplus, Department basis         $   65,857,207

             State Prescribed Practices (surplus)
                  DTAs/DTLs, net                              1,606,977
                                                         --------------
                       Statutory Surplus, NAIC SAP       $   67,464,184
                                                         ==============


The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles (GAAP) in the United States of America. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies;

(c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) comprehensive income and its components are not presented in the financial statements; and (h) changes in certain assets designated as "non-admitted" assets have been charged or credited to unassigned surplus; ( i ) premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities; (j) reinsurance recoverables on unpaid losses are reported as a reduction of policy benefit and other insurance reserves, while under GAAP, they are reported as an asset.

Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

Investments

Bonds not backed by loans are stated at amortized cost using the scientific method. Bonds that are in or near default are stated at fair value.

Loan-backed securities and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions are obtained from original term sheets and offer memorandums with updates obtained externally. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Policy Loans are carried at the aggregate unpaid balance.

Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

Investment income is recorded when earned. Realized gains and losses on the sale of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory basis statements of admitted assets, liabilities and surplus. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt.

Premiums and Related Commissions

Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred. For the year ended December 31, 2001, consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability. During 2000 and 1999, considerations received on deposit-type funds totaling $96,285 and $275,813 were recorded as income in the Summary of Operations.

Reserves for Life Contingent Products and Deposit-type Funds

Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") basis or the Net Level Premium Method with assumed interest rates (2.5% to 6.0%) and mortality (1941, 1958 and 1980 CSO tables) as prescribed by regulatory authorities. Annuity reserves are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standardized Annuity Table with interest rates ranging from 2.5% to 3.5%, the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.0% to 7.5%, or the 1983a Individual Annuity Mortality Table with interest rates ranging from 5.25% to 9.25%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

For year ended December 31, 2001, reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. During 2000 and 1999, withdrawals of $142,120 and $174,432 to return funds to the contract holder were recorded as a benefit expense in the Summary of Operations. Tabular interest on deposit-type funds is calculated by formula as described in the annual statement instructions.

Policy reserves for group life and health and accident insurance include claim reserves and unearned premiums. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported and represent management's best estimate of the ultimate liability based upon an analysis of past experience. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. Liabilities for losses are based on claim run-out experience or, in the case of potentially long-term claim run-outs, on expected claim continuance tables reflective of contractual limits of liability. Loss adjustment expenses are based on the relationship of claim administrative expenses to these claim liabilities.

Asset Valuation Reserve (AVR) and Interest Maintenance Reserves (IMR)

The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold.

Property

The Company leases office space in Lynbrook, New York. The Company shares equipment and facilities with its parent, United of Omaha and its ultimate parent Mutual of Omaha and because of this relationship the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable. The Company has direct ownership of a minimal amount of property and equipment related to its Lynbrook facility.

Separate Accounts

The assets of the separate accounts shown in the statutory basis statements of admitted assets are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts. Premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory basis statements of income, but are offset by transfers to and from the separate accounts, respectively. Net investment income and realized capital gains and losses on the separate accounts are reflected net of amounts credited to contract holders in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Loan-Backed Securities - The fair values of loan-backed securities are estimated using values obtained from external public prices when available and BondEdge Pricing Service.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

         Policy Loans - The carrying values of policy loans approximates their fair value as they may be repaid at any time.

         Funds Left on Deposit -Funds left on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of Separate Account Assets are based upon quoted market prices. Separate Account liabilities are carried at the fair value of the underlying assets.

Concentrations of Credit Risk

Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

Vulnerability Due to Certain Concentrations

The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

Note 2
------
Accounting Changes and Correction of Errors

Change in Accounting Principle as a Result of the Initial Implementation of Codification

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 as modified by the state of New York are reported as changes in accounting principles. The cumulative effect of the changes in accounting principles is reported as an adjustment to surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased surplus by approximately $266,000 as of January 1, 2001. Included in this adjustment is an increase to surplus of approximately $392,000 related to the Interest Maintenance Reserve and reductions to surplus of approximately $122,000 related to pensions and $4,000 related to guaranty funds.

      Note 3
      ------
      Investments

      Debt Securities

      The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of the Company's investment securities were as follows:

                                                  Cost or              Gross               Gross               Estimated
                                                 Amortized           Unrealized          Unrealized              Fair
                                                   Cost                Gains               Losses                Value
At December 31, 2001:
U.S. Government                                  $     214,992       $      9,480        $          0       $     224,472
Mortgage backed securities                          54,196,786          2,407,649             113,713          56,490,722
Special revenue                                      3,522,844            106,657                   0           3,629,501
Industrial and miscellaneous                       337,001,215         10,851,174           3,767,801         344,084,588
Public utilities                                    32,568,063          1,195,465             270,723          33,492,805
Collateralized mortgage obligations                 60,744,192          1,523,489              57,196          62,210,485
                                                 -------------       ------------        ------------       -------------

     Total                                       $ 488,248,092       $ 16,093,914        $  4,209,433       $ 500,132,573
                                                 =============       ============        ============       =============

Bonds                                            $ 488,248,092
Short-term investments                                       0
                                                 -------------
                                                 $ 488,248,092
                                                 =============

                                                  Cost or              Gross               Gross               Estimated
                                                 Amortized           Unrealized          Unrealized              Fair
                                                   Cost                Gains               Losses                Value
At December 31, 2000:
U.S. Government                                  $     214,987       $      2,903        $          0       $     217,890
Mortgage backed securities                          57,165,889          1,492,394             142,221          58,516,062
Special revenue                                      4,126,654            311,731                   0           4,438,385
Industrial and miscellaneous                       357,514,234          5,780,341           8,653,835         354,640,740
Public utilities                                    31,879,718            819,543             223,404          32,475,857
Collateralized mortgage obligations                 35,098,041            231,421              36,225          35,293,237
                                                 -------------       ------------        ------------       -------------

     Total                                       $ 485,999,523       $  8,638,333        $  9,055,685       $ 485,582,171
                                                 =============       ============        ============       =============

Bonds                                            $ 483,599,523
Short-term investments                               2,400,000
                                                 -------------
                                                 $ 485,999,523
                                                 =============

      The cost or amortized cost and estimated fair value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Cost or
                                                        Amortized
                                                          Cost           Fair Value
      Due in one year or less                         $  14,851,701     $ 15,069,213
      Due after one year through five years             118,871,890      122,218,222
      Due after five years through ten years            146,309,277      149,686,200
      Due after ten years                                93,274,246       94,457,731

      Collateralized mortgage obligations and
      mortgage backed securities                        114,940,978      118,701,207
                                                      -------------     ------------

                                                      $ 488,248,092     $500,132,573
                                                      =============     ============

Gross realized gains and losses from investments consist of the following:

                                                                                  Net
                                              Gross             Gross           Realized
                                             Realized          Realized          Gains
                                              Gains             Losses          (Losses)
Year ended December 31, 2001
  Bonds                                     $  380,422       $2,504,430      $ (2,124,008)
  Mortgage loans                                     0                0                 0
  Short-term investments                             3               22               (19)
                                            ----------       ----------      ------------
                                            $  380,425       $2,504,452        (2,124,027)

  Capital gains tax                                                                (3,245)
  Transfer to IMR                                                                  (6,026)
                                                                             ------------

  Net realized capital gains (losses)                                        $ (2,133,298)
                                                                             ============

                                                                                  Net
                                               Gross            Gross           Realized
                                             Realized          Realized          Gains
                                               Gains            Losses          (Losses)
Year ended December 31, 2000
  Bonds                                     $  120,859       $      379      $    120,480
  Mortgage loans                                     0                0                 0
  Short-term investments                             3                0                 3
                                            ----------       ----------      ------------
                                            $  120,862       $      379           120,483

  Capital gains tax                                                               (42,169)
  Transfers to IMR                                                                (78,314)
                                                                             ------------

  Net realized capital gains (losses)                                        $          0
                                                                             ============

                                                                                             Net
                                                         Gross             Gross           Realized
                                                        Realized          Realized          Gains
                                                         Gains             Losses          (Losses)
            Year ended December 31, 1999
              Bonds                                    $  332,320        $ 222,512         $  109,808
              Mortgage loans                                    0                0                  0
              Short-term investments                            0                0                  0
                                                       ----------        ---------         ----------
                                                       $  332,320        $ 222,512            109,808

              Capital gains tax                                                               (38,433)
              Transfers to IMR                                                                (71,375)
                                                                                           -----------

              Net realized capital gains (losses)                                          $        0
                                                                                           ===========

            Proceeds from the sale of bonds were $27,979,808, $0 and $8,438,798 during 2001, 2000, and 1999, respectively.

            Mortgage Loans

            The Company invests in mortgage loans collateralized principally by commercial real estate. During 2001, the maximum and minimum lending rates for mortgage loans were 8.00% and 5.58%, respectively. During 2001, the Company did not reduce interest rates on any outstanding mortgage loans.

            The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was approximately 69%.

            Fair Value of Financial Instruments

            The cost or amortized cost and estimated fair value of the Company's investment securities were as follows:

                                                            2001                                   2000
                                                Statement           Estimated          Statement            Estimated
                                                  Value             Fair Value           Value              Fair Value
Financial Assets:
Bonds                                          $ 488,248,092      $  500,132,573     $ 483,599,523         $ 483,182,171
Preferred Stock                                            0                   0                 0                     0
Common stocks - unaffiliated                               0                   0                 0                     0
Common stocks - affiliated                                 0                   0                 0                     0
Mortgage loans on real estate                     11,611,355          11,894,806         9,473,109             9,801,150
Short-term investments                                     0                   0         2,400,000             2,400,000
Policy loans                                       9,966,323           9,966,323        10,088,233            10,088,233
Assets related to separate accounts               32,732,823          32,732,823        36,107,020            36,107,020

Financial Liabilities:
Liability for deposit-type contracts                 904,140             822,460           749,630               741,736
Liabilities related to separate
  accounts                                        32,694,158          32,694,158        36,064,529            36,064,529

Note 4
------
Investment Income

Due and accrued income is excluded from investment income on bonds where collection of interest is uncertain. No amounts were excluded in 2001 or 2000.

Note 5
------
Income Taxes

The Company is included in a consolidated federal income tax return including the following: Mutual of Omaha Insurance Company, United of Omaha Life Insurance Company, Omaha Indemnity Company, Omaha Property and Casualty Company, Exclusive Healthcare, Inc., Mutual of Omaha of South Dakota & Community Health Plus HMO, Inc., Mutual of Omaha Health Plans of Ohio, Inc., Mutual of Omaha Health Plans, Inc., Adjustment Services, Inc., KFS Corporation, Kirkpatrick, Pettis, Smith, Polian Inc., KPM Investment Management, Inc., Kirkpatrick Pettis Trust Company, Mutual of Omaha Holdings, Inc., Mutual of Omaha Investors Services, Inc., Mutual of Omaha Marketing Corporation, innowave incorporated, Mutual of Omaha Structured Settlement Company, Connecticut, Mutual of Omaha Structured Settlement Company of New York, Inc., United World Life Insurance Company. Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision of federal income tax expense is based on separate return calculations with credit for net operating losses allowed only as each company would utilize such losses on a separate return basis. At December 31, 2001, the Company had no net operating loss or credit carryovers.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

                          2001             $  5,187,352
                          2000             $  4,798,443
                          1999             $  2,959,921

Under federal income tax law prior to 1984, the Company was allowed certain special deductions that are accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account will become subject to tax at the then current tax rates only if certain distributions are deemed to be paid out of the account or if the Company becomes subject to income tax other than as a "life insurance" company. Management believes that the chance that those conditions will exist is not likely. At December 31, 2001, the Company has accumulated $2,623,000 in its policyholders' surplus account.

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

                                                                  12/31/2001
            Expected federal income tax expense                   $ 4,229,020
            Investment income adjustments                             176,145
            Net deferred acquisition costs                            395,966
            Accrued expense deductions                                139,423
            Other                                                      74,446
                                                                  -----------
            Total                                                 $ 5,015,000
                                                                  ===========

            Federal and Foreign Income Taxes Incurred             $ 4,592,242
            Prior year tax expense (benefit)                          419,513
            Capital gains tax                                           3,245
                                                                  -----------
            Total Statutory Income Taxes                          $ 5,015,000
                                                                  ===========

The Company's tax returns have been examined by the Internal Revenue Service through 1995. Management believes the final resolution of all income tax issues for 1995 and prior years will not have a material impact on the Company's statutory basis financial statements.

Note 6
------
Information Concerning Parent, Subsidiaries and Affiliates

Related Party Transactions

At December 31, 2001, the Company reported a net $172,802 as amounts receivable from parent. Outstanding items are generally settled within 30 days.

The Company's investments in mortgage loans are held through joint participation with United of Omaha.

Mutual of Omaha and United of Omaha provide actuarial, data processing, consulting and various other services to the Company. Charges for these services amounted to approximately $5,454,000, $5,095,000 and $5,785,000 for 2001, 2000
and 1999, respectively. Management believes the method for allocating such expenses is fair and reasonable. Included in other liabilities are unsettled balances related to these services of approximately $553,000 and $559,000 as of December 31, 2001, and 2000, respectively.

The Company cedes group and individual life insurance and individual annuity business to United of Omaha. The Company entered into a coinsurance treaty with United of Omaha relating to bank annuity business in which the Company cedes 90% of the 2001 and 2000 related premiums to United of Omaha and United of Omaha pays 90% of the related benefits in 2001 and 2000. The total amounts ceded by the Company relating to the treaties with United of Omaha were as follows:

      At December 31,                                                  2001          2000
        Amounts recoverable from reinsurance                    $            0   $     493,816
                                                                ==============   =============

        Policy and contract claims                              $      875,326   $   1,361,076
                                                                ==============   =============

        Aggregate reserve for policies and contracts            $  103,980,018   $  90,950,708
                                                                ==============   =============

        Funds held under reinsurance treaties                   $  105,538,273   $  93,601,267
                                                                ==============   =============

   Year Ended December 31,                                                        2001              2000
      Premium considerations                                               $    15,087,591      $ 29,586,170
                                                                           ===============      ============

      Policyholder and beneficiary benefits                                $     9,889,799      $  8,718,336
                                                                           ===============      ============

The Company also ceded group and individual accident and health insurance to Mutual of Omaha. The amounts ceded by the Company were as follows:

   At December 31,                                                                2001              2000
      Amount recoverable from reinsurers                                   $             0      $          0
                                                                           ===============      ============

      Policy and contract claims                                           $     2,669,550      $    733,209
                                                                           ===============      ============

      Aggregate reserve for policies and contracts                         $     1,105,282      $  1,184,435
                                                                           ===============      ============

   Year Ended December 31,                                                        2001              2000

      Premium considerations                                               $     5,410,516      $  4,679,367
                                                                           ===============      ============

      Policyholder and beneficiary benefits                                $     5,250,613      $  4,016,662
                                                                           ===============      ============

Note 7
------
Debt

The Company does not currently issue or hold any capital notes or reverse repurchase agreements. In addition, the Company had no outstanding bonds, debentures, or promissory notes as of December 31, 2001. The Company has a $25,000,000 revolving credit agreement with its parent, United of Omaha, which is primarily intended to satisfy short-term liquidity needs.

Note 8
------
Retirement Plans, Deferred Compensation, Post Employment Benefits and Compensated Absences and Other Postretirement Benefit Plans

Defined Benefit Plan

The Company, with its ultimate parent Mutual of Omaha Insurance Company and other affiliates (the "Companies"), sponsors a defined benefit pension plan covering substantially all regular employees. Plan benefits are based on years of service and the employee's compensation during the five years out of the last ten years of employment which provides the highest average. Normal funding policy is to contribute annually the amount that can be deducted for federal income tax purposes, and to charge the Company and each subsidiary for its allocable share of such contributions based on an estimate. Plan assets are held by the Company's parent, United of Omaha Life Insurance Company, under the terms of a group annuity contract and in domestic equity and international common stock funds. The Company's portion of the pension expense was $(256,981), $168,411 and $163,975 in 2001, 2000 and 1999, respectively.

In addition to pension benefits, the Companies provide certain health care and life insurance postretirement benefits for retired employees. The costs of these postretirement benefits are allocated to the Companies in accordance with an intercompany cost sharing agreement.

     Substantially all employees hired prior to 1995 may become eligible for these benefits if they meet certain age and service requirements while working for the Companies. The level of postretirement benefits varies with the retiree's length of service with the Companies. The Companies reserve the right to terminate or amend eligibility, benefits or costs of their postretirement benefit plans as set forth in the benefit plan documents.

     A summary of assets, obligations and assumptions of the Pension and Postretirement Benefit Plans for the Companies are as follows at December 31, 2001 and 2000:

                                                                                             Postretirement
                                                                     Pension Benefits          Benefits
                                                                          2001                   2001
                                                                          ----                   ----
Change in benefit obligation
a. Benefit obligation at beginning of year                               $  518,446,805          $   82,952,989
b. Service cost                                                              13,107,679                       0
c. Interest cost                                                             39,804,495               6,631,022
d. Contribution by plan participants                                                  0                       0
e. Actuarial (gain) loss                                                      8,446,192               7,156,996
f. Foreign currency exchange rate changes                                             0                       0
g. Benefits paid                                                            (26,731,690)             (6,793,242)
h. Plan amendments                                                                    0                       0
i. Business combinations, divestitures, curtailments, settlements
   and special termination benefits                                                   0                       0
j. Assumption change                                                         22,916,154              10,731,765
                                                                         --------------          --------------
k. Benefit obligation at end of year                                     $  575,989,635          $  100,679,530
                                                                         ==============          ==============

Change in plan assets
a. Fair value of plan assets at beginning of year                        $  491,446,805          $   14,243,642
b. Actual return on plan assets                                               3,199,131               1,024,296
c. Foreign currency exchange rate changes                                             0                       0
d. Employer contribution                                                     39,414,462               4,138,154
e. Plan participants' contributions                                                   0                       0
f. Benefits paid                                                            (26,731,690)                      0
g. Business combinations, divestitures and settlements                                0                       0
                                                                         --------------          --------------
h. Fair value of plan assets at end of year                              $  507,328,708          $   19,406,092
                                                                         ==============          ==============

                                                                                             Postretirement
                                                                     Pension Benefits          Benefits
                                                                          2001                   2001
                                                                          ----                   ----
Funded status
a. Unamortized prior service cost                                        $            0          $            0
b. Unrecognized net gain or (loss)                                          (72,785,352)             (4,427,415)
c. Remaining net obligations or net asset at initial date of
   application                                                                        0             (44,202,014)
d. Prepaid assets or (accrued liabilities)                                    4,124,425             (32,644,009)
e. Intangible asset                                                                   0                       0

Benefit obligation for non vested employees                              $            0          $            0

Components of net periodic benefit cost
a. Service cost                                                          $   13,107,679          $            0
b. Interest cost                                                             39,804,495               6,631,022
c. Expected return on plan assets                                           (44,622,137)             (1,024,296)
d. Amortization of unrecognized transition obligation or
   transition asset                                                                   0               4,018,365
e. Amount of recognized (gains) and losses                                            0                 (55,166)
f. Amount of prior service cost recognized                                            0                       0
g. Amount of gain or loss recognized due to a settlement or
   curtailment                                                                        0                       0
h. Transition to SSAP 8                                                      27,000,000                       0
                                                                         --------------          --------------
i.  Total net periodic benefit cost                                      $   35,290,037          $    9,569,925
                                                                         ==============          ==============

     A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The minimum liability adjustment at December 31, 2001, less allowable intangible assets, net of tax benefit, was $10,061,172. The unrecognized prior service cost at December 31, 2001 was $0 so the entire minimum liability adjustment was reported as a reduction to surplus of the Company's ultimate parent, Mutual of Omaha.

     The assumptions used in determining the actuarial present value of the projected benefit obligations above were as follows:

                                                                             Pension             Postretirement
                                                                            Benefits                Benefits
                                                                              2001                    2001
                                                                              ----                    ----
     Weighted-average assumptions as of Dec. 31
       a. Discount rate                                                       7.50%                  7.50%
       b. Rate of compensation increase                                       5.00%                   N/A
       c. Expected long-term rate of return on plan assets                    9.00%                  6.75%

     Pension plan assets include approximately $311,541,000 and $290,801,000 of United of Omaha Life Insurance Company guaranteed interest contracts as of December 31, 2001 and 2000, respectively.

     In 1993, the Companies changed their method of accounting for the costs of postretirement benefits to the accrual method, and elected to amortize the transition obligation for retirees and fully-eligible employees over 20 years. The Companies' total postretirement benefit obligation for retirees and fully-eligible employees was approximately $100.7 million at December 31, 2001. The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% and the health care cost trend rate was 5.0% per year. At December 31, 2001 the Companies' accrued benefit was $32.6 million. The Companies partially funded their postretirement medical benefits through a contribution of $4.1 million to a Postretirement Medical 401(h) Account in September 2001.

     The Companies' total net postretirement benefits costs for 2001 were approximately $9.6 million and include the expected cost of such benefits for newly eligible employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience, and amortization of the transition obligation. The Company's share of net postretirement benefits costs for 2001 was $101,700. The Company paid total postretirement benefits of approximately $63,400 in 2001, as claims were incurred.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                           1% Increase             1% Decrease
       a. Effect on total of service and interest cost components         $ 10,101,993             $ 9,105,934

       b. Effect on postretirement benefit obligation                     $107,815,721             $94,457,141

     Defined Contribution Plans
     The Companies sponsor a 401(k) profit sharing plan for which substantially all employees are eligible. The Company's expense for this plan was $110,281, $126,385 and $130,362 in 2001, 2000 and 1999, respectively.

     Note 9
     ------
     Capital and Surplus, Dividend Restrictions and Quasi-Reorganizations

     The maximum amount of dividends which can be paid to shareholders without prior approval by the Superintendent of the Insurance Department of the State of New York is subject to restrictions relating to surplus or net gain from operations. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Insurance Department of the State of New York is the lesser of 10% of the insurer's surplus as of the previous December 31 or the net gain from operations excluding realized capital gains for the previous twelve month period ending December 31. Based upon these restrictions, the company is permitted a maximum dividend distribution of $6,385,721 in 2002. Dividends are paid as declared by the Board of Directors. Dividends of $6,000,000 were declared and paid in 2001 and 2000.

     Note 10
     -------
     Commitments and Contingencies

     Contingent Commitments
     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory basis statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company has securities loans to third parties of $4,732,000 as of December 31, 2001.

     Guaranty Fund Assessments
     As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company estimates its costs related to past insolvencies and has recorded a charge to operations of $0 at December 31, 2001 and $4,428 charged to surplus due to the cumulative effect of codification.

     All Other Contingencies
     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, result of operations, or cash flows.

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

     Note 11
     -------
     Leases

     The Company leases property to house home office operations in Lynbrook, New York from 303 Merrick LLC, a New York limited liability company. The lease became effective April 1, 2001 and will terminate on March 31, 2006. The Company has a one-time option to renew, for a period of three years under the same terms and conditions, except the rent due shall be the then fair market value. Rental expense for 2001, 2000 and 1999 was $90,109, $128,932 and $176,843, respectively.

     At April 1, 2001, the minimum aggregate rental commitments for the home office space are as follows:

                     2002                   $   82,616
                     2003                       85,095
                     2004                       87,648
                     2005                       90,277
                     2006                       22,735
                                            ----------

                       Total                $  368,371
                                            ==========

     The Company leases office equipment under various non-cancelable leases that will expire April 2006. Rental expense for 2001, 2000 and 1999 was $9,896, $13,424 and $28,219, respectively.

     At January 1, 2001, the minimum aggregate rental commitments are as follows:

                     2002                       11,339
                     2003                        6,745
                     2004                        3,463
                     2005                        3,463
                     2006                        1,154
                                            ----------

                       Total                $   26,164
                                            ==========

     Note 12
     -------
     Direct Premiums Written

     The Company's direct accident and health premium of $2,532,168 and $2,920,316 was written by third party administrators (TPAs) during 2001 and 2000, respectively. No TPA wrote direct premium in excess of 5% of the Company's surplus during either period.

     Note 13
     -------
     Other Items

     The Company incurred $993,000 in direct claims as a direct result of the September 11 events. $441,000 of this amount is reinsured with Company's parent, United of Omaha, and an additional $180,000 is reinsured with a non-affiliated company.

     Securities with an amortized cost of $215,000 and $214,987 at December 31, 2001 and 2000, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

     Note 14
     -------
     Reinsurance

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     In the normal course of business, the Company assumes and cedes reinsurance. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     Note 15
     -------
     Retrospectively Rated Contracts and Contracts Subject to Redetermination

     The Company estimates accrued retrospectively rated premium adjustments for its group life insurance business based upon premium, claims (including
     IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

     The amount of net premiums earned by the Company that are subject to retrospective rating features was approximately $915,000 and $800,000 in 2001 and 2000, respectively. These net premiums represent 89.1% and 82.7% of the total net premium for group business for

     2001 and 2000, respectively. No other net premium written by the Company are subject to retrospective rating features.

     Note 16
     -------
     Changes in Incurred Claims

                                                      2001                2000
          Balance at January 1                        $   927,030        $ 2,262,491
          Less reinsurance recoveries                     812,894          2,000,890
                                                      -----------        -----------
          Net balance at January 1                    $   114,136        $   261,601

          Incurred related to:
             Current year                             $   547,511        $   465,283
             Prior year                                    68,324              1,988
                                                      -----------        -----------
                 Total incurred                       $   615,835        $   467,271

          Paid related to:
             Current year                             $   280,938        $   383,003
             Prior year                                   121,865            231,733
                                                      -----------        -----------
                 Total paid                           $   402,803        $   614,736

          Net balance at December 31                  $   327,168        $   114,136
          Plus reinsurance recoveries                   2,741,758            812,894
                                                      -----------        -----------

          Balance at December 31                      $ 3,068,926        $   927,030
                                                      ===========        ===========

     Net reserves for incurred losses attributable to insured events of prior years has decreased by $53,541 from $114,136 in 2000 to $60,595 in 2001 as a result of $121,865 of paid claim run-out and reestimation of unpaid losses on the Company's accident and health business. This reserve change is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

     Note 17
     -------
     Reserves for Life Contingent Products and Deposit-Type Funds

     The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death for policies issued after January 1, 1981. Surrender values are not promised in excess of the legally computed reserves.

     Additional premiums are charged for policies issued on occupational hazard and substandard lives according to underwriting classification. Extra premiums for occupation only are considered to cover a hazard which is either level or increases so slightly with advancing age of the insured that it is more than offset by the reducing net amount at risk. For that reason, an additional reserve of 50% of the gross modal extra premium is considered adequate.

     At December 31, 2001, the Company had insurance in force with a face value of $ 820,209,259 for which the gross premiums are less than the net premiums according to the standard valuation set by the state of New York. Reserves to cover the above insurance totaled $1,443,047 at December 31, 2001.

     Note 18
     -------
     Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

       At December 31, 2001
       Annuity reserves and deposit fund liabilities:

                                                                             Amount                % of Total
                                                                             ------                ----------
       Subject to discretionary withdrawal:
         (1) With market value adjustment                                $            0               0.0%
         (2) At book value less current surrender charge of 5%
             or more                                                         92,439,098              27.1%
         (3) At fair value                                                   31,401,965               9.2%
                                                                         --------------              ----
         (4) Total with adjustment or at market value                       123,841,063              36.3%
         (5) At book value without adjustment (minimal or no
             charge)                                                        203,345,957              59.6%

       Not subject to discretionary withdrawal                               13,743,785               4.1%
                                                                         --------------             -----

       Total (gross)                                                        340,930,805             100.0%

       Reinsurance ceded                                                     97,613,895
                                                                         --------------

       Total (net)                                                       $  243,316,910
                                                                         ==============

       At December 31, 2000
       Annuity reserves and deposit fund liabilities:

                                                                             Amount                % of Total
                                                                             ------                ----------
       Subject to discretionary withdrawal:
         (1) With market value adjustment                                $            0               0.0%
         (2) At book value less current surrender charge of 5%
             or more                                                        114,593,765              33.5%
         (3) At fair value                                                   34,978,089              10.2%
                                                                         --------------
         (4) Total with adjustment or at market value                       149,571,854              43.7%
         (5) At book value without adjustment (minimal or no
             charge)                                                        179,194,303              52.3%

       Not subject to discretionary withdrawal                               13,572,969               4.0%
                                                                         --------------             -----

       Total (gross)                                                        342,339,126             100.0%

       Reinsurance ceded                                                     85,445,638
                                                                         --------------

       Total (net)                                                       $  256,893,488
                                                                         ==============

     The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type contract funds to amounts reported in the Statements of Admitted Assets, Liabilities, Surplus as of December 31:

                 December 31, 2001
                 Life and Accident and Health Annual Statement:

                                                                                         Amount
                                                                                         ------
                 Exhibit 8, Annuities Section, Total (net)                           $  210,693,349
                 Exhibit 8, Supplementary Contracts with Life Contingencies
                 Section, Total (net)                                                       317,456
                 Exhibit of Deposit-Type Contracts, Line 14, Column 1                       904,140
                                                                                     --------------
                                                                                        211,914,945

                 Separate Accounts Annual Statement:
                 Exhibit 6, Line 0299999, Column 2                                       31,401,965
                 Exhibit 6, Line 0399999, Column 2                                                0
                 Page 3, Line 2, Column 3                                                         0
                 Page 3, Line 3.1, Column 3                                                       0
                 Page 3, Line 3.2, Column 3                                                       0
                 Page 3, Line 3.3, Column 3                                                       0
                                                                                     --------------
                                                                                         31,401,965
                                                                                     --------------
                 Total                                                               $  243,316,910
                                                                                     ==============


                 December 31, 2000
                 Life and Accident and Health Annual Statement:

                                                                                         Amount
                                                                                         ------
                 Exhibit 8, Annuities Section, Total (net)                           $  220,908,742
                 Exhibit 8, Supplementary Contracts with Life Contingencies
                 Section, Total (net)                                                       257,027
                 Exhibit of Deposit-Type Contracts, Line 14, Column 1                       749,630
                                                                                     --------------
                                                                                        221,915,399

                 Separate Accounts Annual Statement:
                 Exhibit 6, Line 0299999, Column 2                                       34,978,089
                 Exhibit 6, Line 0399999, Column 2                                                0
                 Page 3, Line 2, Column 3                                                         0
                 Page 3, Line 3.1, Column 3                                                       0
                 Page 3, Line 3.2, Column 3                                                       0
                 Page 3, Line 3.3, Column 3                                                       0
                                                                                     --------------
                                                                                         34,978,089
                                                                                     --------------
                 Total                                                               $  256,893,488
                                                                                     ==============

     Note 19
     -------

     Premium and Annuity Considerations Deferred and Uncollected
     Deferred and uncollected life insurance premiums and annuity considerations as of December 31, are as follows:

                                                    2001                            2000
                                                    ----                            ----

              Type                                          Net of                          Net of
                                            Gross          Loading          Gross          Loading
  (1) Industrial                        $          0    $          0    $          0    $          0
  (2) Ordinary New Business                1,911,926         739,348       1,631,074         248,802
  (3) Ordinary Renewal                     4,992,033       4,904,033       3,851,645       3,429,473
  (4) Credit Life                                  0               0               0               0
  (5) Group Life                             128,474         128,474         249,474         249,474
  (6) Group Annuity                                0               0               0               0
                                        ------------    ------------    ------------    ------------
  (7) Total                             $  7,032,433    $  5,771,855    $  5,732,193    $  3,927,749

     Note 20
     -------
     Separate Accounts

     Information regarding the separate accounts of the Company is as follows:

                                                                     Nonindexed       Nonindexed       Nonguaranteed
                                                       Indexed        Guarantee      Guarantee **4%  Separate Accounts     Total
                                                       -------                                 ----           --------     -----
                                                                        */= 4%
                                                                        ------
For the year ended December 31, 2001:
Premiums, considerations or deposits                   $           0   $           0   $           0   $   3,003,578   $   3,003,578
                                                       =============   =============   =============   =============   =============

  At December 31, 2001
  Reserves by valuation basis:
         Market value                                  $           0   $           0   $           0   $  31,670,141   $  31,670,141
         Amortized cost                                            0               0               0               0               0
                                                       -------------   -------------   -------------   -------------   -------------
         Total reserves                                $           0   $           0   $           0   $  31,670,141   $  31,670,141
                                                       =============   =============   =============   =============   =============

    Reserves by withdrawal characteristic:
     Subject to discretionary withdrawal:              $           0   $           0   $           0   $           0   $           0
     With market value adjustment                                  0               0               0               0               0
     At book value without market value
     Adjustment and with current Surrender charge
     **/=5%                                                        0               0               0               0               0
     At market value                                               0               0               0      31,670,141      31,670,141
     At book value without market value
     Adjustment and with current surrender charge *5%              0               0               0               0               0

  Not subject to discretionary withdrawal                          0               0               0               0               0
                                                       -------------   -------------   -------------   -------------   -------------

      Total                                            $           0   $           0   $           0   $  31,670,141   $  31,670,141
                                                       =============   =============   =============   =============   =============

Reserves with Asset Default Risk in Lieu of AVR

Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
    Transfers to Separate Accounts                     $           0   $           0   $           0   $   3,071,628   $   3,071,628
    Transfers from Separate Accounts                               0               0               0       2,805,815       2,805,815
                                                       -------------   -------------   -------------   -------------   -------------
    Net Transfers                                                  0               0               0         265,813         265,813

    Reconciling Adjustments                                        0               0               0               0               0
                                                       -------------   -------------   -------------   -------------   -------------
Transfers as Reported in the Summary of Operations of
the Company                                            $           0   $           0   $           0   $     265,813   $     265,813
                                                       =============   =============   =============   =============   =============

*   Less than or equal to.
**  Greater than or equal to.

     Note 21
     -------
     EDP Equipment and Software

     Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

     Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

     Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                           2001            2000
                                                                           ----            ----
                    Electronic data processing equipment               $    138,127    $    432,738
                    Operating system software

                                                                                  0               0
                    Nonoperating system software                              4,233          23,399

                    Accumulated depreciation                               (129,299)       (398,484)
                                                                       ------------    ------------
                    Balance, net                                       $     13,061    $     57,653
                                                                       ============    ============

     Depreciation expense related to EDP equipment and operating and nonoperating software totaled $260,000 and $370,000 for the year ended December 31, 2001 and 2000, respectively.

     Note 22
     -------
     Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America ("GAAP"). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                           2001            2000            1999
                                                                           ----            ----            ----
     Statutory net income as reported                                  $  7,487,427    $  7,647,951    $  2,883,051
     Deferred policy acquisition costs                                    2,469,871         490,940       1,039,789
     Future policy benefits and policyholder account balances            (2,452,265)         51,993       3,401,041
     Deferred income taxes and other tax reclassifications                  468,000          47,000        (740,000)
     Other                                                                   42,400         606,593         859,409
                                                                       ------------    ------------    ------------
     Net income in conformity with accounting principles generally
       accepted in the United States of America                        $  8,015,433    $  8,844,477    $  7,443,290
                                                                       ============    ============    ============

                                                                                           2001            2000
                                                                                         ------          ------
Statutory surplus                                                                      $ 65,857,207    $ 64,236,929
Deferred policy acquisition costs                                                        47,215,504      45,568,438
Future policy benefits and policyholder account balances                                (20,590,220)    (18,157,260)
Valuation of investments                                                                 11,393,427        (417,352)
Statutory asset valuation reserve                                                         3,467,096       4,047,391
Deferred income taxes                                                                    (4,211,000)       (829,000)
Other                                                                                     4,011,634       3,529,704
                                                                                       ------------    ------------
Equity in conformity with accounting principles generally accepted in
the United States of America                                                           $107,143,648    $ 97,978,850
                                                                                       ============    ============

COMPANION LIFE
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2001 AND FOR THE PERIODS
ENDED DECEMBER 31, 2001 AND 2000

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statement of net assets of each of the Companion Life Separate Account C (the "Separate Account") sub-accounts disclosed in Note 2 which comprise the Separate Account as of December 31, 2001, and the related statements of operations and changes in net assets for the periods ended December 31, 2001 and 2000. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Separate Account as of December 31, 2001, and the results of their operations and changes in their net assets for the periods ended December 31, 2001 and 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Omaha, Nebraska

March 29, 2002

                       COMPANION LIFE SEPARATE ACCOUNT C

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2001

                                                                  Market (Carrying) Value
                                                         -----------------------------------------
                                                          Contracts in   Contracts in
                                                          Accumulation      Payout
                                                           (Deferred)  (Annuitization)                   Units    Market Value
ASSETS                                          Cost         Period         Period     Net Assets     Outstanding   Per Unit
                                                ----         ------         ------     ----------     -----------   --------
Investments:
     Alger:
          American Growth                   $ 3,263,643   $ 2,362,202   $         -   $ 2,362,202       102,562     $23.03
          American Small Capitalization       1,058,051       581,991             -       581,991        52,434      11.10

     Deutsche VIT:
          EAFE(R)Equity Index                   426,520       338,303             -       338,303        51,879       6.52
          Small Cap Index                       241,764       234,320             -       234,320        25,017       9.37

     Federated:
          Prime Money Fund II                 1,647,349     1,647,349             -     1,647,349     1,305,562       1.26
          U. S. Government Securities II      1,603,768     1,695,264             -     1,695,264       119,899      14.14

     Fidelity VIP and VIP II:
          Asset Manager                         249,332       223,987             -       223,987        13,391      16.73
          Asset Manager: Growth               2,201,968     1,791,165             -     1,791,165       103,711      17.27
          Contrafund                          1,185,077     1,034,300             -     1,034,300        47,525      21.76
          Equity Income                       2,922,574     2,771,662             -     2,771,662       143,512      19.31
          Growth                                406,027       327,547             -       327,547        12,878      25.43
          Index 500                           1,819,500     1,581,145             -     1,581,145       104,332      15.15

     MFS:
          Capital Opportunities               1,372,681     1,010,833             -     1,010,833        62,106      16.28
          Emerging Growth                     1,426,536     1,041,593             -     1,041,593        53,109      19.61
          Global Governments                    619,742       617,534             -       617,534        54,517      11.33
          High Income                           501,536       416,855             -       416,855        33,348      12.50
          Research                            1,376,307     1,053,163             -     1,053,163        61,088      17.24

     Morgan Stanley:
          Emerging Markets Equity               195,439       152,702             -       152,702        20,330       7.51
          Fixed Income                          105,814       102,009             -       102,009         8,464      12.05

     Pioneer VCT:
          Equity-Income                         295,334       273,385             -       273,385        25,932      10.54
          Fund                                   97,948        89,366             -        89,366        10,424       8.57
          Growth Shares                           5,229         4,630             -         4,630           625       7.41
          Mid-Cap Value                         471,677       504,950             -       504,950        33,036      15.28
          Real Estate Growth                    356,882       395,687             -       395,687        31,234      12.67

     Scudder VLIF:
          Bond                                   38,170        49,502             -        49,502         3,347      14.79
          Global Discovery                      156,206       111,712             -       111,712         7,478      14.94
          Growth and Income                     493,857       405,017             -       405,017        35,780      11.32
          International                       1,153,290       674,042             -       674,042        54,883      12.28
          Money Market                          420,115       420,115             -       420,115       320,091       1.31

     T. Rowe Price:
          Equity Income                       2,717,573     2,758,360             -     2,758,360       125,252      22.02
          International Stock                 1,755,484     1,314,650             -     1,314,650       114,434      11.49
          Limited-Term Bond                   2,511,947     2,585,548             -     2,585,548       189,635      13.63
          New America Growth                  1,974,153     1,575,674             -     1,575,674        82,526      19.09
          Personal Strategy Balanced          2,376,475     2,205,883             -     2,205,883       122,410      18.02
                                            -----------   -----------   -----------   -----------
                    Total invested assets   $37,447,968   $32,352,445   $         -   $32,352,445
                                            ===========   ===========   ===========   ===========
LIABILITIES                                 $         -   $         -   $         -   $         -
                                            ===========   ===========   ===========   ===========
                    Net assets              $37,447,968   $32,352,445   $         -   $32,352,445
                                            ===========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                  Alger                                                   Deutsche VIT
                                                  -----------------------------------------------------   -------------------------
                                                                                       American
                                                       American Growth           Small Capitalization        EAFE(R)Equity Index
                                                  -------------------------   -------------------------   -------------------------
                                                      2001          2000          2001          2000         2001         2000(A)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
      Dividends                                   $     5,725   $         -   $       336   $         -   $         -   $         -

Expenses:
      Mortality and expense risk                      (24,642)      (29,393)       (6,441)       (8,648)       (2,887)         (818)
      Administrative charges                           (5,047)       (6,020)       (1,319)       (1,771)         (591)         (167)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net Investment Income (Expense)                       (23,964)      (35,413)       (7,424)      (10,419)       (3,478)         (985)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund share      (63,332)       73,644      (158,117)      (28,462)       (8,207)          (68)
      Realized gain distributions                     310,432       400,555             -       326,874             -         4,205
                                                  -----------   -----------   -----------   -----------   -----------   -----------
         Realized gain (losses)                       247,100       474,199      (158,117)      298,412        (8,207)        4,137
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in unrealized appreciation
      during the year                                (576,364)     (962,482)      (82,906)     (571,262)      (68,382)      (19,835)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
      operations                                     (353,228)     (523,696)     (248,447)     (283,269)      (80,067)      (16,683)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Contract Transactions:
      Payments received from contract owners          140,260       642,334        55,751       268,322       132,226       198,498
      Transfers between subaccounts
         (including fixed accounts), net              (14,357)      108,040        56,955        32,251        47,209        75,542
      Transfers for contract benefits and
         terminations                                (110,120)     (165,332)      (65,900)      (52,777)      (17,220)         (699)
      Contract maintenance charges                     (3,028)       (6,404)       (1,766)       (1,699)         (501)           (2)
Adjustments to net assets allocated
      to contracts in payout period                         -             -             -             -             -             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
      from contract transactions                       12,755       578,638        45,040       246,097       161,714       273,339
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets              (340,473)       54,942      (203,407)      (37,172)       81,647       256,656
Net assets at beginning of period                   2,702,675     2,647,733       785,398       822,570       256,656          --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of  period                      $ 2,362,202   $ 2,702,675   $   581,991   $   785,398   $   338,303   $   256,656
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Accumulation units:
      Purchases                                        10,147        27,856        11,056        18,554        25,165        29,315
      Withdrawals                                      (9,816)       (9,960)       (7,898)       (6,401)       (2,570)          (31)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in units outstanding              331        17,896         3,158        12,153        22,595        29,284
Units outstanding at beginning of year                102,231        84,335        49,276        37,123        29,284             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding at end of year                      102,562       102,231        52,434        49,276        51,879        29,284
                                                  ===========   ===========   ===========   ===========   ===========   ===========

(A) For the period from May 1 to December 31.

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                  Deutsche VIT (continued)  Federated
                                                  ------------------------ ---------------------------------------------------
                                                                                                          U.S. Government
                                                     Small Cap Index          Prime Money Fund II          Securities II
                                                  ---------------------    ------------------------  -------------------------
                                                    2001        2000(A)      2001           2000         2001          2000
                                                  ---------   ---------    ---------   ------------  ------------  -----------
Income:
      Dividends                                   $   1,377   $       -  $    61,792   $    86,409  $    69,906   $    95,260

Expenses:
      Mortality and expense risk                     (1,887)       (498)     (17,187)      (14,698)     (17,806)      (17,742)
      Administrative charges                           (386)       (102)      (3,520)       (3,010)      (3,647)       (3,634)
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Net Investment Income (Expense)                        (896)       (600)      41,085        68,701       48,453        73,884
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares    (1,761)        (11)           -             -        6,987        (8,857)
      Realized gain distributions                    11,082         809            -             -            -             -
                                                  ---------   ---------  -----------   -----------  -----------   -----------
         Realized gain (losses)                       9,321         798            -             -        6,987        (8,857)
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Change in unrealized appreciation
      during the year                                (2,695)     (4,749)           -             -       45,172        98,696
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Increase (decrease) in net assets from
      operations                                      5,730      (4,551)      41,085        68,701      100,612       163,723
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Contract Transactions:
      Payments received from contract owners         84,394     117,375      181,223       193,703       39,355        77,718
      Transfers between subaccounts
         (including fixed accounts), net             (2,349)     45,452       94,958      (307,319)     (89,784)     (300,700)
      Transfers for contract benefits and
         terminations                               (11,045)       (359)    (136,446)     (187,759)    (131,194)     (197,333)
      Contract maintenance charges                     (324)         (3)      (2,909)       (5,942)      (3,562)       (7,252)
Adjustments to net assets allocated
      to contracts in payout period                       -           -            -             -            -             -
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                     70,676     162,465      136,826      (307,317)    (185,185)     (427,567)
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Total increase (decrease) in net assets              76,406     157,914      177,911      (238,616)     (84,573)     (263,844)
Net assets at beginning of period                   157,914           -    1,469,438     1,708,054    1,779,837     2,043,681
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Net assets at end of period                       $ 234,320   $ 157,914  $ 1,647,349   $ 1,469,438  $ 1,695,264   $ 1,779,837
                                                  =========   =========  ===========   ===========  ===========   ===========
Accumulation units:
      Purchases                                      11,021      17,042      524,913       229,059        7,352         5,490
      Withdrawals                                    (3,005)        (41)    (413,019)     (487,842)     (20,563)      (39,967)
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Net increase (decrease) in units outstanding          8,016      17,001      111,894      (258,783)     (13,211)      (34,477)
Units outstanding at beginning of year               17,001           -    1,193,668     1,452,451      133,110       167,587
                                                  ---------   ---------  -----------   -----------  -----------   -----------
Units outstanding at end of year                     25,017      17,001    1,305,562     1,193,668      119,899       133,110
                                                  =========   =========  ===========   ===========  ===========   ===========

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                     Fidelity VIP and VIP II
                                                     -----------------------------------------------------------------------------

                                                         Asset Manager           Asset Manager: Growth           Contrafund
                                                     -----------------------  --------------------------  ------------------------
                                                        2001          2000        2001           2000        2001          2000
                                                     ---------     ---------  -----------   ------------  ----------   -----------
Income:
      Dividends                                      $  11,483     $   9,742  $    59,392   $    54,317   $    8,738   $     4,765

Expenses:
      Mortality and expense risk                        (2,816)       (3,451)     (19,598)      (24,395)     (10,362)      (13,134)
      Administrative charges                              (577)         (707)      (4,014)       (4,996)      (2,122)       (2,690)
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Net Investment Income (Expense)                          8,090         5,584       35,780        24,926       (3,746)      (11,059)
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares       (2,712)          727      (95,079)        8,811          815        42,367
      Realized gain distributions                        4,306        22,952       71,574       220,202       30,840       172,967
                                                     ---------     ---------  -----------   -----------   ----------   -----------
         Realized gain (losses)                          1,594        23,679      (23,505)      229,013       31,655       215,334
                                                     ---------     ---------  -----------   -----------   ----------   -----------

Change in unrealized appreciation
      during the year                                  (24,237)      (45,304)    (205,580)     (602,997)    (191,739)     (309,780)
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Increase (decrease) in net assets from
      operations                                       (14,553)      (16,041)    (193,305)     (349,058)    (163,830)     (105,505)
                                                     ---------     ---------  -----------   -----------   ----------   -----------

Contract Transactions:
      Payments received from contract owners                 -             -        9,387        41,313          869        96,688
      Transfers between subaccounts
         (including fixed accounts), net                     -           (70)      (2,564)     (104,009)      12,337        12,624
      Transfers for contract benefits and
         terminations                                  (48,617)       (4,997)    (204,760)     (180,558)     (35,184)     (130,892)
      Contract maintenance charges                        (729)         (157)      (4,777)       (6,574)      (1,216)       (5,424)
Adjustments to net assets allocated
      to contracts in payout period                          -             -            -             -            -             -
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Net increase (decrease) in net assets
      from contract transactions                       (49,346)       (5,224)    (202,714)     (249,828)     (23,194)      (27,004)
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Total increase (decrease) in net assets                (63,899)      (21,265)    (396,019)     (598,886)    (187,024)     (132,509)
Net assets at beginning of period                      287,886       309,151    2,187,184     2,786,070    1,221,324     1,353,833
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Net assets at end of period                         $ 223,987     $ 287,886  $ 1,791,165   $ 2,187,184   $1,034,300   $ 1,221,324
                                                     =========     =========  ===========   ===========   ==========   ===========
Accumulation units:
      Purchases                                              -             -        4,733         4,155        3,609         5,869
      Withdrawals                                       (2,886)         (281)     (16,889)      (15,932)      (4,738)       (6,974)
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Net increase (decrease) in units outstanding            (2,886)         (281)     (12,156)      (11,777)      (1,129)       (1,105)

Units outstanding at beginning of year                  16,277        16,558      115,867       127,644       48,654        49,759
                                                     ---------     ---------  -----------   -----------   ----------   -----------
Units outstanding at end of year                        13,391        16,277      103,711       115,867       47,525        48,654
                                                     =========     =========  ===========   ===========   ==========   ===========

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                   Fidelity VIP and VIP II (continued)
                                                   -------------------------------------------------------------------------------

                                                         Equity Income                   Growth                   Index 500
                                                   -------------------------------------------------------------------------------
                                                      2001           2000         2001         2000         2001          2000
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Income:
      Dividends                                    $    48,521   $    45,045   $     379    $     785   $    18,100   $    15,169
Expenses:
      Mortality and expense risk                       (28,144)      (26,427)     (5,005)      (8,165)      (16,462)      (16,427)
      Administrative charges                            (5,765)       (5,413)     (1,025)      (1,672)       (3,372)       (3,365)
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Net Investment Income (Expense)                         14,612        13,205      (5,651)      (9,052)       (1,734)       (4,623)
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund share       (13,493)        8,570       7,993       63,627          (816)       96,571
      Realized gain distributions                      136,322       169,703      35,665       78,083             -         6,631
                                                   ------------  ------------  ----------   ----------  ------------  ------------
         Realized gain (losses)                        122,829       178,273      43,658      141,710          (816)      103,202
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Change in unrealized appreciation
      during the year                                 (316,322)        3,163    (135,867)    (211,710)     (233,772)     (277,315)
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Increase (decrease) in net assets from
      operations                                      (178,881)      194,641     (97,860)     (79,052)     (236,322)     (178,736)
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Contract Transactions:
      Payments received from contract owners           266,228       375,307       2,400        1,600       217,591       566,465
      Transfers between subaccounts
         (including fixed accounts), net               (97,943)      (83,833)     (7,725)     (87,617)       34,643        39,840
      Transfers for contract benefits and
         terminations                                 (189,920)     (189,581)   (120,455)      (1,436)     (103,230)     (123,661)
      Contract maintenance charges                      (5,209)       (5,497)     (1,523)        (215)       (3,118)       (5,654)
Adjustments to net assets allocated
      to contracts in payout period                          -             -           -            -             -             -
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Net increase (decrease) in net assets
      from contract transactions                       (26,844)       96,396    (127,303)     (87,668)      145,886       476,990
                                                   ------------  ------------  ----------   ----------- ------------  ------------
Total increase (decrease) in net assets               (205,725)      291,037    (225,163)    (166,720)      (90,436)      298,254
Net assets at beginning of period                    2,977,387     2,686,350     552,710      719,430     1,671,581     1,373,327
                                                   ------------  ------------  ----------   ----------- ------------  ------------
Net assets at end of  period                       $ 2,771,662   $ 2,977,387   $ 327,547    $ 552,710   $ 1,581,145   $ 1,671,581
                                                   ============  ============  ==========   ==========  ============  ============

Accumulation units:
      Purchases                                         14,593        20,975          81        1,624        20,890        43,083
      Withdrawals                                      (15,839)      (16,131)     (4,846)      (4,139)      (10,873)      (14,039)
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Net increase (decrease) in units outstanding            (1,246)        4,844      (4,765)      (2,515)       10,017        29,044
Units outstanding at beginning of year                 144,758       139,914      17,643       20,158        94,315        65,271
                                                   ------------  ------------  ----------   ----------  ------------  ------------
Units outstanding at end of year                       143,512       144,758      12,878       17,643       104,332        94,315
                                                   ============  ============  ==========   ==========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                    MFS
                                                    -------------------------------------------------------------------------------
                                                      Capital Opportunities         Emerging Growth           Global Governments
                                                    -------------------------------------------------------------------------------
                                                       2001          2000         2001          2000           2001         2000
                                                    -----------   -----------  -----------   -----------    ----------   ----------
Income:
      Dividends                                     $        52    $       -   $         -   $         -    $  26,499    $  31,459
Expenses:
      Mortality and expense risk                         (9,199)      (7,647)      (12,177)      (19,805)      (6,897)      (6,559)
      Administrative charges                             (1,884)      (1,566)       (2,494)       (4,057)      (1,413)      (1,344)
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Net Investment Income (Expense)                         (11,031)      (9,213)      (14,671)      (23,862)      18,189       23,556
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,798)      62,899        (7,275)      193,345       (3,858)      (4,205)
      Realized gain distributions                        72,532       63,041        81,601       113,191            -            -
                                                    ------------   ----------  ------------  ------------   ----------   ----------
         Realized gain (losses)                          68,734      125,940        74,326       306,536       (3,858)      (4,205)
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Change in unrealized appreciation
      during the year                                  (310,573)    (178,108)     (639,712)     (712,992)      10,485        6,694
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Increase (decrease) in net assets from
      operations                                       (252,870)     (61,381)     (580,057)     (430,318)      24,816       26,045
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Contract Transactions:
      Payments received from contract owners            182,964      452,432         2,943       274,955       31,955      133,988
      Transfers between subaccounts
         (including fixed accounts), net                233,065      126,567        73,630       (77,223)    (107,220)      19,683
      Transfers for contract benefits and
         terminations                                   (59,987)     (44,023)     (103,791)     (122,402)     (58,156)     (45,526)
      Contract maintenance charges                       (1,902)      (2,009)       (2,459)       (3,944)      (1,940)      (1,771)
Adjustments to net assets allocated
      to contracts in payout period                           -            -             -             -            -            -
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Net increase (decrease) in net assets
      from contract transactions                        354,140      532,967       (29,677)       71,386     (135,361)     106,374
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Total increase (decrease) in net assets                 101,270      471,586      (609,734)     (358,932)    (110,545)     132,419
Net assets at beginning of period                       909,563      437,977     1,651,327     2,010,259      728,079      595,660
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Net assets at end of  period                        $ 1,010,833    $ 909,563   $ 1,041,593   $ 1,651,327    $ 617,534    $ 728,079
                                                    ============   ==========  ============  ============   ==========   ==========

Accumulation units:
      Purchases                                          23,050       28,834         5,684        11,614        2,590       16,607
      Withdrawals                                        (3,188)      (5,954)       (7,904)       (9,787)     (14,593)      (6,491)
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Net increase (decrease) in units outstanding             19,862       22,880        (2,220)        1,827      (12,003)      10,116
Units outstanding at beginning of year                   42,244       19,364        55,329        53,502       66,520       56,404
                                                    ------------   ----------  ------------  ------------   ----------   ----------
Units outstanding at end of year                         62,106       42,244        53,109        55,329       54,517       66,520
                                                    ============   ==========  ============  ============   ==========   ==========

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                 MFS (continued)                                        Morgan Stanley
                                                 ------------------------------------------------------ --------------------------

                                                          High Income                 Research           Emerging Markets Equity
                                                 --------------------------- -------------------------- --------------------------
                                                      2001          2000         2001          2000         2001          2000
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Income:
      Dividends                                   $    37,729   $    36,317   $      169   $       599   $        -   $         -

Expenses:
      Mortality and expense risk                       (4,458)       (4,490)     (12,043)      (15,515)      (1,104)         (505)
      Administrative charges                             (913)         (920)      (2,467)       (3,178)        (226)         (103)
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Net Investment Income (Expense)                        32,358        30,907      (14,341)      (18,094)      (1,330)         (608)
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares     (17,374)       (8,946)     (12,950)       54,380       (8,919)          863
      Realized gain distributions                           -             -      162,132       102,817            -        12,727
                                                 ------------- ------------- ------------ ------------- ------------ -------------
         Realized gain (losses)                       (17,374)       (8,946)     149,182       157,197       (8,919)       13,590
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Change in unrealized appreciation
      during the year                                 (11,157)      (58,592)    (455,431)     (224,199)       6,434       (49,435)
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Increase (decrease) in net assets from
      operations                                        3,827       (36,631)    (320,590)      (85,096)      (3,815)      (36,453)
                                                 ------------- ------------- ------------ ------------- ------------ -------------

Contract Transactions:
      Payments received from contract owners           25,120        96,618        2,891        50,399       45,078        50,332
      Transfers between subaccounts
         (including fixed accounts), net              (40,532)     (109,719)      67,350        70,745       35,921        64,385
      Transfers for contract benefits and
         terminations                                 (22,127)      (16,256)    (113,766)     (100,573)      (5,245)          (57)
      Contract maintenance charges                       (682)         (322)      (2,735)       (4,231)        (194)          (24)
Adjustments to net assets allocated
      to contracts in payout period                         -             -            -             -            -             -
                                                 ------------- ------------- ------------ ------------- ------------ -------------

Net increase (decrease) in net assets
      from contract transactions                      (38,221)      (29,679)     (46,260)       16,340       75,560       114,636
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Total increase (decrease) in net assets               (34,394)      (66,310)    (366,850)      (68,756)      71,745        78,183
Net assets at beginning of period                     451,249       517,559    1,420,013     1,488,769       80,957         2,774
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Net assets at end of period                       $   416,855   $   451,249   $1,053,163   $ 1,420,013   $  152,702   $    80,957
                                                 ============= ============= ============ ============= ============ =============

Accumulation units:
      Purchases                                         1,887        10,559        4,746         7,206       11,140        10,124
      Withdrawals                                      (4,943)      (12,656)      (7,740)       (6,286)        (767)         (373)
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in units outstanding           (3,056)       (2,097)      (2,994)          920       10,373         9,751
Units outstanding at beginning of year                 36,404        38,501       64,082        63,162        9,957           206
                                                 ------------- ------------- ------------ ------------- ------------ -------------
Units outstanding at end of year                       33,348        36,404       61,088        64,082       20,330         9,957
                                                 ============= ============= ============ ============= ============ =============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                  Morgan Stanley (continued)  Pioneer VCT
                                                  --------------------------  -----------------------------------------------------

                                                          Fixed Income               Equity-Income                 Fund
                                                  --------------------------- -------------------------- --------------------------
                                                       2001          2000         2001         2000(A)       2001         2000(A)
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Income:
      Dividends                                    $     4,093   $       789   $    4,949   $     2,797   $      376   $       132

Expenses:
      Mortality and expense risk                          (364)          (61)      (3,065)         (886)        (519)         (119)
      Administrative charges                               (75)          (13)        (628)         (181)        (106)          (24)
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Net Investment Income (Expense)                          3,654           715        1,256         1,730         (249)          (11)
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          371            19       (1,806)           27          (98)           (1)
      Realized gain distributions                        1,579             -       16,894         2,985        2,463             5
                                                  ------------- ------------- ------------ ------------- ------------ -------------
         Realized gain (losses)                          1,950            19       15,088         3,012        2,365             4
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Change in unrealized appreciation
      during the year                                   (3,942)          137      (40,253)       18,304       (6,815)       (1,767)
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Increase (decrease) in net assets from
      operations                                         1,662           871      (23,909)       23,046       (4,699)       (1,774)
                                                  ------------- ------------- ------------ ------------- ------------ -------------

Contract Transactions:
      Payments received from contract owners            56,952        11,603      107,774       213,546       47,870        37,453
      Transfers between subaccounts
         (including fixed accounts), net                30,825         1,000      (82,064)       50,011        9,759         1,000
      Transfers for contract benefits and
         terminations                                     (851)            -      (13,790)         (734)        (234)            -
      Contract maintenance charges                         (53)            -         (492)           (3)          (9)            -
Adjustments to net assets allocated
      to contracts in payout period                          -             -            -             -            -             -
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in net assets
      from contract transactions                        86,873        12,603       11,428       262,820       57,386        38,453
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Total increase (decrease) in net assets                 88,535        13,474      (12,481)      285,866       52,687        36,679
Net assets at beginning of period                       13,474             -      285,866             -       36,679             -
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Net assets at end of  period                       $   102,009   $    13,474   $  273,385   $   285,866   $   89,366   $    36,679
                                                  ============= ============= ============ ============= ============ =============

Accumulation units:
      Purchases                                          7,631         1,207       13,033        25,615        6,672         3,758
      Withdrawals                                         (374)            -      (11,976)         (740)          (6)            -
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in units outstanding             7,257         1,207        1,057        24,875        6,666         3,758
Units outstanding at beginning of year                   1,207             -       24,875             -        3,758             -
                                                  ------------- ------------- ------------ ------------- ------------ -------------
Units outstanding at end of year                         8,464         1,207       25,932        24,875       10,424         3,758
                                                  ============= ============= ============ ============= ============ =============

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                    Pioneer VCT (continued)
                                                    --------------------------------------------------------------------------------

                                                          Growth Shares              Mid-Cap Value             Real Estate Growth
                                                    -------------------------- -------------------------- --------------------------
                                                       2001        2000(A)        2001          2000         2001          2000
                                                    ------------ ------------- ------------- ------------ ------------ -------------
Income:
      Dividends
                                                    $         -  $          -  $     2,315  $      3,001  $    18,404  $     11,782
Expenses:
      Mortality and expense risk                            (26)           (6)      (4,196)       (3,898)      (3,567)       (1,990)
      Administrative charges                                 (5)           (1)        (859)         (798)        (730)         (407)
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Net Investment Income (Expense)                             (31)           (7)      (2,740)       (1,695)      14,107         9,385
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (11)           (1)      15,260        10,812        7,052          (804)
      Realized gain distributions                             -            88       34,004        26,061            -             -
                                                    ------------ ------------- ------------ ------------- ------------ -------------
         Realized gain (losses)                             (11)           87       49,264        36,873        7,052          (804)
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Change in unrealized appreciation
      during the year                                      (448)         (151)     (24,765)       27,403        3,213        44,376
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Increase (decrease) in net assets from
      operations                                           (490)          (71)      21,759        62,581       24,372        52,957
                                                    ------------ ------------- ------------ ------------- ------------ -------------

Contract Transactions:
      Payments received from contract owners                  -             -       16,431        44,189      111,098       172,025
      Transfers between subaccounts
         (including fixed accounts), net                  4,192         1,000       92,317       (24,388)     (37,779)       10,203
      Transfers for contract benefits and
         terminations                                         -             -      (29,546)      (35,890)     (17,570)       (7,390)
      Contract maintenance charges                           (1)            -         (864)       (1,626)        (792)         (327)
Adjustments to net assets allocated
      to contracts in payout period                           -             -            -             -            -             -
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in net assets
      from contract transactions                          4,191         1,000       78,338       (17,715)      54,957       174,511
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Total increase (decrease) in net assets                   3,701           929      100,097        44,866       79,329       227,468
Net assets at beginning of period                           929             -      404,853       359,987      316,358        88,890
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Net assets at end of period                         $     4,630  $        929  $   504,950  $    404,853  $   395,687  $    316,358
                                                    ============ ============= ============ ============= ============ =============
Accumulation units:
      Purchases                                             525           100       10,175         4,074        9,029        19,975
      Withdrawals                                             -             -       (5,005)       (5,097)      (4,392)       (2,942)
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in units outstanding                525           100        5,170        (1,023)       4,637        17,033
Units outstanding at beginning of year                      100             -       27,866        28,889       26,597         9,564
                                                    ------------ ------------- ------------ ------------- ------------ -------------
Units outstanding at end of year                            625           100       33,036        27,866       31,234        26,597
                                                    ============ ============= ============ ============= ============ =============

(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                   Scudder VLIF
                                                   ---------------------------------------------------------------------------------

                                                             Bond                  Global Discovery           Growth and Income
                                                   --------------------------- -------------------------- --------------------------
                                                       2001          2000         2001          2000         2001          2000
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Income:
      Dividends                                     $     2,909  $      6,539  $         -  $        759  $     4,197  $      6,827

Expenses:
      Mortality and expense risk                           (936)       (1,404)      (1,223)       (1,303)      (4,325)       (5,324)
      Administrative charges                               (192)         (287)        (251)         (267)        (886)       (1,091)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net Investment Income (Expense)                           1,781         4,848       (1,474)         (811)      (1,014)          412
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund
      shares                                              4,659          (217)         886        10,159       (7,428)        3,338
      Realized gain distributions                             -             -        2,377         6,677       10,120        10,765
                                                   ------------- ------------- ------------ ------------- ------------ -------------
         Realized gain (losses)                           4,659          (217)       3,263        16,836        2,692        14,103
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Change in unrealized appreciation
      during the year                                    (1,826)        6,023      (40,512)      (30,492)     (63,257)      (31,163)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Increase (decrease) in net assets from
      operations                                          4,614        10,654      (38,723)      (14,467)     (61,579)      (16,648)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Contract Transactions:
      Payments received from contract owners                  -             -          200        32,557       10,725        36,142
      Transfers between subaccounts
         (including fixed accounts), net                      -             -        4,382        52,368       (4,079)       43,626
      Transfers for contract benefits and
         terminations                                   (79,881)       (6,741)      (2,330)       (2,864)     (25,102)      (84,412)
      Contract maintenance charges                       (1,651)         (153)        (148)         (186)        (759)       (3,651)
Adjustments to net assets allocated
      to contracts in payout period                           -             -            -             -            -             -
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in net assets
      from contract transactions                        (81,532)       (6,894)       2,104        81,875      (19,215)       (8,295)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Total increase (decrease) in net assets                 (76,918)        3,760      (36,619)       67,408      (80,794)      (24,943)
Net assets at beginning of period                       126,420       122,660      148,331        80,923      485,811       510,754
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net assets at end of period                         $    49,502  $    126,420  $   111,712  $    148,331  $   405,017  $    485,811
                                                   ============- ============= ============ ============= ============ =============
Accumulation units:
      Purchases                                               -             -          385         4,758        2,055         6,726
      Withdrawals                                        (5,563)         (514)        (269)       (1,149)      (3,775)       (7,272)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in units
      outstanding                                        (5,563)         (514)         116         3,609       (1,720)         (546)
Units outstanding at beginning of year                    8,910         9,424        7,362         3,753       37,500        38,046
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Units outstanding at end of year                          3,347         8,910        7,478         7,362       35,780        37,500
                                                   ============= ============= ============ ============= ============ =============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                     Scudder VLIF (continued)                              T.Rowe Price
                                                   ------------------------------------------------------ --------------------------

                                                           International              Money Market               Equity Income
                                                   ---------------------------- ------------------------- --------------------------
                                                         2001          2000         2001          2000         2001          2000
                                                   ------------- -------------- ----------- ------------- ------------ -------------
Income:
      Dividends                                       $   3,421   $     5,474    $  15,628     $  14,523  $    41,116   $    56,227

Expenses:
      Mortality and expense risk                         (8,183)      (10,564)      (4,823)       (2,724)     (29,605)      (28,467)
      Administrative charges                             (1,676)       (2,164)        (988)         (558)      (6,064)       (5,831)
                                                   ------------- --------------- ---------- ------------- ------------ -------------
Net Investment Income (Expense)                          (6,438)       (7,254)       9,817        11,241        5,447        21,929
                                                   ------------- --------------- ---------- ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund share        (59,565)       15,220            -             -       30,205        29,067
      Realized gain distributions                       160,371       111,302            -             -       52,330       169,420
                                                   ------------- --------------- ---------- ------------- ------------ -------------
         Realized gain (losses)                         100,806       126,522            -             -       82,535       198,487
                                                   ------------- --------------- ---------- ------------- ------------ -------------

Change in unrealized appreciation
      during the year                                  (413,058)     (400,803)           -             -      (80,046)      100,434
                                                   ------------- --------------- ---------- ------------- ------------ -------------

Increase (decrease) in net assets from
      operations                                       (318,690)     (281,535)       9,817        11,241        7,936       320,850
                                                   ------------- --------------- ---------- ------------- ------------ -------------

Contract Transactions:
      Payments received from contract owners             52,188       154,315            -             -      233,921       163,679
      Transfers between subaccounts
         (including fixed accounts), net                 42,774        53,333        7,725       123,425     (132,600)     (144,331)
      Transfers for contract benefits and
         terminations                                   (78,383)      (81,185)           -             -     (338,701)     (165,399)
      Contract maintenance charges                       (2,690)       (3,080)          (4)           (3)      (6,510)       (6,000)

Adjustments to net assets allocated
      to contracts in payout period                           -             -            -             -            -             -
                                                   ------------- --------------- ---------- ------------- ------------ -------------

Net increase (decrease) in net assets
      from contract transactions                         13,889       123,383        7,721       123,422     (243,890)     (152,051)
                                                   ------------- --------------- ---------- ------------- ------------ -------------
Total increase (decrease) in net assets                (304,801)     (158,152)      17,538       134,663     (235,954)      168,799

Net assets at beginning of period                       978,843     1,136,995      402,577       267,914    2,994,314     2,825,515
                                                   ------------- --------------- ---------- ------------- ------------ -------------
Net assets at end of period                           $ 674,042   $   978,843    $ 420,115     $ 402,577  $ 2,758,360   $ 2,994,314
                                                   ============= =============== ========== ============= ============ =============

Accumulation units:
      Purchases                                           7,725        12,467        5,901       459,821       10,681        24,046
      Withdrawals                                        (7,287)       (6,945)          (3)     (364,622)     (20,884)      (31,370)
                                                   ------------- --------------- ---------- ------------- ------------ -------------
Net increase (decrease) in units outstanding                438         5,522        5,898        95,199      (10,203)       (7,324)

Units outstanding at beginning of year                   54,445        48,923      314,193       218,994      135,455       142,779
                                                   ------------- --------------- ---------- ------------- ------------ -------------

Units outstanding at end of year                         54,883        54,445      320,091       314,193      125,252       135,455
                                                   ============= =============== ========== ============= ============ =============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                    T.Rowe Price (continued)
                                                   ---------------------------------------------------------------------------------

                                                       International Stock          Limited-Term Bond         New America Growth
                                                   --------------------------- -------------------------- --------------------------
                                                       2001          2000         2001          2000         2001          2000
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Income:
      Dividends                                     $    27,916   $    10,228  $   140,258   $   123,079  $         -   $         -

Expenses:
      Mortality and expense risk                        (14,391)      (17,165)     (25,456)      (20,186)     (17,776)      (21,277)
      Administrative charges                             (2,948)       (3,516)      (5,214)       (4,134)      (3,641)       (4,358)
                                                   ------------- ------------- ------------ ------------- ------------ -------------

Net Investment Income (Expense)                          10,577       (10,453)     109,588        98,759      (21,417)      (25,635)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (1,606)       82,092        5,452       (12,500)     (48,458)       77,869
      Realized gain distributions                             -        49,094            -             -       26,592       213,363
                                                   ------------- ------------- ------------ ------------- ------------ -------------
         Realized gain (losses)                          (1,606)      131,186        5,452       (12,500)     (21,866)      291,232
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Change in unrealized appreciation
      during the year                                  (393,770)     (469,665)      60,447        80,494     (208,038)     (514,461)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Increase (decrease) in net assets from
      operations                                       (384,799)     (348,932)     175,487       166,753     (251,321)     (248,864)
                                                   ------------- ------------- ------------ ------------- ------------ -------------

Contract Transactions:
      Payments received from contract owners            117,223       422,117      334,288       688,597       98,277       176,894
      Transfers between subaccounts
         (including fixed accounts), net                102,907        99,519     (161,273)      (90,032)     (14,488)       56,643
      Transfers for contract benefits and
         terminations                                  (167,602)      (63,687)    (178,323)     (192,453)    (213,137)      (72,148)
      Contract maintenance charges                       (3,487)       (2,446)      (5,688)       (6,782)      (4,514)       (2,886)
Adjustments to net assets allocated
      to contracts in payout period                           -             -            -             -            -             -
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in net assets
      from contract transactions                         49,041       455,503      (10,996)      399,330     (133,862)      158,503
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Total increase (decrease) in net assets                (335,758)      106,571      164,491       566,083     (385,183)      (90,361)
Net assets at beginning of period                     1,650,408     1,543,837    2,421,057     1,854,974    1,960,857     2,051,218
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net assets at end of  period                        $ 1,314,650   $ 1,650,408  $ 2,585,548   $ 2,421,057  $ 1,575,674   $ 1,960,857
                                                   ============= ============= ============ ============= ============ =============

Accumulation units:
      Purchases                                          17,855        43,707       26,933        59,742       10,192        18,131
      Withdrawals                                       (13,717)      (17,134)     (27,567)      (26,818)     (16,367)      (11,000)
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Net increase (decrease) in units outstanding              4,138        26,573         (634)       32,924       (6,175)        7,131
Units outstanding at beginning of year                  110,296        83,723      190,269       157,345       88,701        81,570
                                                   ------------- ------------- ------------ ------------- ------------ -------------
Units outstanding at end of year                        114,434       110,296      189,635       190,269       82,526        88,701
                                                   ============= ============= ============ ============= ============ =============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                                                   T.Rowe Price (continued)
                                                   --------------------------

                                                   Personal Strategy Balanced
                                                   --------------------------
                                                      2001          2000
                                                   ------------ -------------
Income:
      Dividends                                    $    67,222   $    77,889

Expenses:
      Mortality and expense risk                       (23,718)      (25,818)
      Administrative charges                            (4,858)       (5,288)
                                                   ------------ -------------
Net Investment Income (Expense)                         38,646        46,783
                                                   ------------ -------------
Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares      (17,219)       21,845
      Realized gain distributions                            -       131,994
                                                   ------------ -------------
         Realized gain (losses)                        (17,219)      153,839
                                                   ------------ -------------
Change in unrealized appreciation
      during the year                                 (119,281)      (96,221)
                                                   ------------ -------------
Increase (decrease) in net assets from
      operations                                       (97,854)      104,401
                                                   ------------ -------------

Contract Transactions:
      Payments received from contract owners            11,405       112,338
      Transfers between subaccounts
         (including fixed accounts), net              (106,634)     (149,500)
      Transfers for contract benefits and
         terminations                                 (161,651)     (244,136)
      Contract maintenance charges                      (4,345)       (8,151)
Adjustments to net assets allocated
      to contracts in payout period                          -             -
                                                   ------------ -------------
Net increase (decrease) in net assets
      from contract transactions                      (261,225)     (289,449)
                                                   ------------ -------------
Total increase (decrease) in net assets               (359,079)     (185,048)
Net assets at beginning of period                    2,564,962     2,750,010
                                                   ------------ -------------
Net assets at end of period                        $ 2,205,883   $ 2,564,962
                                                   ============ =============

Accumulation units:
      Purchases                                          2,596         6,248
      Withdrawals                                      (17,414)      (22,254)
                                                   ------------ -------------
Net increase (decrease) in units outstanding           (14,818)      (16,006)
Units outstanding at beginning of year                 137,228       153,234
                                                   ------------ -------------
Units outstanding at end of year                       122,410       137,228
                                                   ============ =============


The accompanying notes are an integral part of these financial statements.

                        COMPANION LIFE SEPARATE ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

1. NATURE OF OPERATIONS
   Companion Life Separate Account C (Separate Account) was established by Companion Life Insurance Company (Companion) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilaties arising out of any other business Companion may conduct.

   A Separate Account policyholder may allocate funds to fixed income accounts, which are part of Companion's general account, in addition to those sub-accounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2. SUB-ACCOUNTS
   The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

   Alger                            Fidelity VIP and VIP II    MFS                      Scudder VLIF
   -----                            -----------------------    ---                      ------------
   American Growth                  Asset Manager              Capital Opportunities    Bond
   American Small Capitalization    Asset Manager: Growth      Emerging Growth          Global Discovery
                                    Contrafund                 Global Governments       Growth and Income
   Deutsche VIT                     Equity Income              High Income              International
   ------------
   EAFE(R) Equity Index*            Growth                     Research                 Money Market
   Small Cap Index*                 Index 500

   Federated                        Morgan Stanley             Pioneer VCT              T. Rowe Price
   ---------                        --------------             -----------              -------------
   Prime Money Fund II              Emerging Markets Equity    Equity-Income*           Equity Income
   U.S. Government Securities II    Fixed Income               Fund*                    International Stock
                                                               Growth Shares*           Limited-Term Bond
                                                               Mid-Cap Value            New America Growth
   *added May 1, 2000                                          Real Estate Growth       Personal Strategy Balanced

   The availability of some portfolios is dependent upon the product under which each policy was written.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation and Related Investment Income - The market values of investments are based on the year-end closing bid prices. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

   Annuity Reserves - Annuity reserves are computed for policies in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the sub-accounts of the Separate Account by Companion.

   Federal Income Taxes - Net taxable income or loss of the sub-accounts of the Separate Account are included in the federal and state income tax return of Companion, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the sub-accounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the sub-accounts of the Separate Account for federal income taxes.

4. ACCOUNT CHARGES
   Mortality and expense charge:
   Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each sub-account based on the following:
                                Series I         1.25%
                                Series V         1.00%
   Companion guarantees that the mortality and expense charge will not increase above these levels.

   Contract maintenance charges:
   Tax expense charge - Companion may incur premium taxes relating to the policies. Companion may deduct a charge of up to 3.5% of purchase payments for any premium taxes related to a particular policy at the time of purchase payments, upon surrender, upon death of any owner or at the annuity payment start date. No charges are currently made to the sub-accounts of the Separate Account for taxes other than premium taxes. Companion reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that Companion determines are properly attributable to the sub-accounts of the Separate Account.

   Withdrawal charge - A withdrawal charge will be assessed on withdrawals in excess of an allowable withdrawal percentage as follows:
                                Series I         10% of total purchase payments
                                Series V         15% of accumulation value
   The amount of the withdrawal charge on withdrawals in excess of the allowable withdrawal percentage will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made as follows:

                                  Policy Year                       Charge
                                  -----------                       ------
                                       1                              7%
                                       2                              6%
                                       3                              5%
                                       4                              4%
                                       5                              3%
                                       6                              2%
                                       7                              1%
                                   8 and later                         -
   Transfer charge - There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th to a maximum of 24 allowable request during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyholder's request. Companion guarantees that the transfer fee will not increase above these levels.

   Policy fee - There is an annual policy fee of $30 that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable policy year. Companion guarantees that the annual policy fee will not increase.

   Withdrawal processing fee:
   A fee equal to the lessor of $25 or 2% of the amount withdrawn is imposed for the second and each subsequent withdrawal request during a single policy year for Series I policies. These fees are included in transfers for contract benefits and terminations on the statement of changes in net assets.

   Administrative charge:
   Companion deducts a daily administrative expense charge from the net assets of the sub-accounts of the Separate Account. The annual rate is a percentage of the net asset value of each sub-account based on the following:
                                Series I                   .15%
                                Series V                   .20%
   Companion guarantees that the daily administrative expense charge will not increase.

5. PURCHASES AND SALES OF INVESTMENTS
   The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2001 were as follows:

                                               Purchases              Sales
                                             -------------        -------------
      Alger American Growth                   $  226,689           $  243,623
      Alger American Small Capitalization        129,241               91,961

      Deutsche VIT EAFE(R) Equity Index          180,177               21,941
      Deutsche VIT Small Cap Index                98,855               30,452

                                                                     Purchases                             Sales
                                                                   -------------                       -------------
           Federated Prime Money Fund II                           $     648,467                       $     532,348
           Federated U.S. Government Securities II                       100,070                             306,708

           Fidelity VIP and VIP II  Asset Manager                              -                              52,739
           Fidelity VIP and VIP II  Asset Manager: Growth                 71,749                             298,075
           Fidelity VIP and VIP II  Contrafund                            76,339                             112,017
           Fidelity VIP and VIP II  Equity Income                        271,228                             331,981
           Fidelity VIP and VIP II  Growth                                 1,826                             135,159
           Fidelity VIP and VIP II  Index 500                            306,897                             180,845

           MFS Capital Opportunities                                     402,246                              59,189
           MFS Emerging Growth                                           117,257                             161,605
           MFS Global Governments                                         27,075                             170,746
           MFS High Income                                                23,246                              66,838
           MFS Research                                                   80,809                             141,579

           Morgan Stanley Emerging Markets Equity                         81,378                               7,148
           Morgan Stanley Fixed Income                                    91,219                               4,785

           Pioneer VCT Equity-Income                                     139,651                             131,916
           Pioneer VCT Fund                                               57,391                                 630
           Pioneer VCT Growth Shares                                       4,192                                  32
           Pioneer VCT Mid-Cap Value                                     151,364                              78,081
           Pioneer VCT Real Estate Growth                                108,261                              57,601

           Scudder VLIF Bond                                                   -                              82,660
           Scudder VLIF Global Discovery                                   5,687                               5,057
           Scudder VLIF Growth and Income                                 22,013                              46,439
           Scudder VLIF International                                    104,048                             100,018
           Scudder VLIF Money Market                                       7,624                               5,714

           T. Rowe Price Equity Income                                   222,088                             501,647
           T. Rowe Price International Stock                             212,617                             180,915
           T. Rowe Price Limited-Term Bond                               351,352                             393,018
           T. Rowe Price New America Growth                              181,729                             337,008
           T. Rowe Price Personal Strategy Balanced                       44,056                             333,857

6.   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001, follows.

                                                           At December 31, 2001              For the year ended December 31, 2001
                                              ------------------------------------------  ------------------------------------------
                                                                                                    Expense
                                                                                         Investment Ratio            Total Return
                                                          Unit Fair Value                Income     lowest to        lowest to
                                                Units    lowest to highest  Net Assets   Ratio*     highest**        highest***
                                                -----    -----------------  ----------   -----      -------          -------
     Alger American Growth                      102,562 $23.03  to $23.03   $2,362,202   0.23%   1.20% to 1.20% (12.90)  to (12.90)%
     Alger American Small
     Capitalization                              52,434  11.10  to  11.10      581,991   0.05    1.20  to 1.20  (30.36)  to (30.36)

     Deutsche VIT EAFE(R) Equity Index           51,879   6.52  to   6.52      338,303   0.00    1.20  to 1.20  (25.57)  to (25.57)
     Deutsche VIT Small Cap Index                25,017   9.37  to   9.37      234,320   0.72    1.20  to 1.20    0.86   to   0.86

     Federated Prime Money Fund II            1,305,562   1.26  to   1.26    1,647,349   3.58    1.20  to 1.20    2.44   to   2.44
     Federated U.S. Government
     Securities II                              119,899  14.14  to  14.14    1,695,264   3.95    1.20  to 1.20    5.76   to   5.76

     Fidelity VIP and VIP II Asset
     Manager                                     13,391  16.73  to  16.73      223,987   4.86    1.40  to 1.40   (5.43)  to  (5.43)
     Fidelity VIP and VIP II Asset
     Manager: Growth                            103,711  17.27  to  17.27    1,791,165   3.08    1.20  to 1.20   (8.53)  to  (8.53)
     Fidelity VIP and VIP II
     Contrafund                                  47,525  21.76  to  21.76    1,034,300   0.85    1.20  to 1.20  (13.31)  to (13.31)
     Fidelity VIP and VIP II Equity
     Income                                     143,512  19.31  to  19.31    2,771,662   1.74    1.20  to 1.20   (6.13)  to  (6.13)
     Fidelity VIP and VIP II Growth              12,878  25.43  to  25.43      327,547   0.09    1.40  to 1.40  (18.83)  to (18.83)
     Fidelity VIP and VIP II Index 500          104,332  14.29  to  25.32    1,581,145   1.14    1.20  to 1.40  (13.32)  to (13.18)

                                                      At December 31, 2001               For the year ended December 31, 2001
                                          --------------------------------------- -----------------------------------------------
                                                                                  Investment   Expense Ratio      Total Return
                                                     Unit Fair Value                Income       lowest to           lowest
                                            Units   lowest to highest  Net Assets    Ratio*      highest**        to highest***
                                          -------   -----------------  ----------    -----        ---------       -------------
     MFS Capital Opportunities             62,106  $16.28 to $16.28   $1,010,833     0.01%     1.20% to 1.20%   (24.38)  to (24.38)%
     MFS Emerging Growth                   53,109   19.61 to  19.61    1,041,593     0.00      1.20  to 1.20    (34.30)  to (34.30)
     MFS Global Governments                54,517   11.33 to  11.33      617,534     3.89      1.20  to 1.20      3.47   to   3.47
     MFS High Income                       33,348   12.50 to  12.50      416,855     8.54      1.20  to 1.20      0.81   to   0.81
     MFS Research                          61,088   17.24 to  17.24    1,053,163     0.01      1.20  to 1.20    (22.20)  to (22.20)

     Morgan Stanley Emerging
     Markets Equity                        20,330    7.51 to   7.51      152,702     0.00      1.20  to 1.20     (7.63)  to  (7.63)
     Morgan Stanley Fixed Income            8,464   12.05 to  12.05      102,009    10.50      1.20  to 1.20      7.97   to   7.97

     Pioneer VCT Equity-Income             25,932   10.54 to  10.54      273,385     1.64      1.20  to 1.20     (8.27)  to  (8.27)
     Pioneer VCT Fund                      10,424    8.57 to   8.57       89,366     0.71      1.20  to 1.20    (12.19)  to (12.19)
     Pioneer VCT Growth Shares                625    7.41 to   7.41        4,630     0.00      1.20  to 1.20    (20.24)  to (20.24)
     Pioneer VCT Mid-Cap Value             33,036   15.28 to  15.28      504,950     0.55      1.20  to 1.20      5.16   to   5.16
     Pioneer VCT Real Estate Growth        31,234   12.67 to  12.67      395,687     5.14      1.20  to 1.20      6.56   to   6.56

     Scudder VLIF Bond                      3,347   14.79 to  14.79       49,502     3.82      1.40  to 1.40      4.23   to   4.23
     Scudder VLIF Global Discovery          7,478   14.94 to  14.94      111,712     0.00      1.20  to 1.20    (25.86)  to (25.86)
     Scudder VLIF Growth and Income        35,780   11.32 to  11.32      405,017     0.98      1.20  to 1.20    (12.65)  to (12.65)
     Scudder VLIF International            54,883   12.28 to  12.28      674,042     0.43      1.20  to 1.20    (31.70)  to (31.70)
     Scudder VLIF Money Market            320,091    1.31 to   1.31      420,115     3.80      1.40  to 1.40      2.34   to   2.34

     T. Rowe Price Equity Income          125,252   21.62 to  25.06    2,758,360     1.44      1.20  to 1.40      0.04   to   0.28
     T. Rowe Price International Stock    114,434   11.47 to  11.61    1,314,650     2.01      1.20  to 1.40    (23.27)  to (23.11)
     T. Rowe Price Limited-Term Bond      189,635   13.63 to  14.30    2,585,548     5.51      1.20  to 1.40      6.96   to   7.15
     T. Rowe Price New America Growth      82,526   18.60 to  21.04    1,575,674     0.00      1.20  to 1.40    (13.09)  to (12.92)
     T. Rowe Price Personal Strategy
     Balanced                             122,410   18.02 to  18.02    2,205,883     2.87      1.20  to 1.20     (3.58)  to  (3.58)

*These ratios represent the dividends, excluding realized gains (losses) on investments, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude all expenses. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the sub-accounts of the Separate Account, consisting of mortality and expense charges and administrative charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY
                      =====================================

                Issued through: COMPANION LIFE SEPARATE ACCOUNT C

          Offered by: COMPANION LIFE INSURANCE COMPANY ("we, us, our")

                   303 Merrick Road, Lynbrook, New York 11563
            Service Office: P.O.Box 3664, Omaha, Nebraska 68108-0664

                                    ========

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2002 by calling 1-800-494-0067 or by writing to us at: Companion Life, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

         This Statement of Additional Information is not a prospectus.
          You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated:  May 1, 2002

                            Contents                Page(s)
             ------------------------------------------------
              The Policy - General Provisions          2
                  Owner and Joint Owner
                  Entire Contract
                  Deferment of Payment and
                   Transfers
                  Incontestability
                  Misstatement of Age or Sex
                  Nonparticipating
                  Assignment
                  Evidence of Age or Survival
             ------------------------------------------------
              Federal Tax Matters                      3
                  Tax Status of the Policy
                  Taxation of Companion Life
             ------------------------------------------------
              State Regulation of Companion            4
              Administration
              Records and Reports
              Distribution of the Policies
              Custody of Assets
             ------------------------------------------------
              Historical Performance Data           5-11
                  Money Market Yields
                  Other Subaccount Yields
                  Average Annual Total Returns
                  Other Performance Information
             ------------------------------------------------
              Other Information                       12
             ------------------------------------------------
              Financial Statements                    12


     The following provides additional information about us and the Policy that may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
                         ===============================

Owner and Joint Owner
=====================
     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
===============
     The entire contract is the Policy, as well as the data page, any riders and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
==================================
     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

         (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
         (b) trading on the New York Stock Exchange is restricted;
         (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
         (d) the Securities Exchange Commission permits delay for the protection of security holders.
     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.
     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability
================
     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
==========================
     We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and the monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
================
     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
==========
     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
===========================
     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS
                               ===================

Tax Status of the Policy
========================

     Diversification Requirements. Section 817(h) of the Internal Revenue Code
     ============================
(the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

     Owner Control. In certain circumstances, owners of variable annuity
     =============
contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified
     =========================
policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Companion Life
==========================

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF COMPANION LIFE
                       ==================================

     We are subject to New York law and to regulation by the New York Insurance Department. We file an annual statement with the New York Insurance Department covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the New York Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the New York Insurance Department at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
                                 ==============

     We perform all administration for your Policy.

                               RECORDS AND REPORTS
                               ===================

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
                          ============================
     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

         Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2001, we paid $103,329 in total compensation to MOIS; of this amount MOIS retained $101,721 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2000, these amounts were $220,118 and $178,278 respectively. In 1999, these amounts were $207,081 and $179,092 respectively. In 1998, these amounts were $1,237,130 and $415,824 respectively.

                                CUSTODY OF ASSETS
                                =================

         We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA
                           ===========================

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.

     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. Yield calculations do not take into account the effect of any withdrawal charge that may be applicable under the Policy.

Money Market Yields
===================

     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market portfolio or on its portfolio securities. As of 12/31/01, this current annualized yield is 0.63%.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.

     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.

     The Securities and Exchange Commission also permits us to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yield figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy.

Other Subaccount Yields
=======================

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

          Yield = [2 {a-b + 1}/6/ - 1]
                      ---
                    [  cd      ]
          Where:
          a = -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.
          b = -- expenses of the Subaccount for the 30-day or one-month period. c = -- the average number of Accumulation Units outstanding.
          d = -- the Accumulation Unit value at the close of the last day in the
                       30-day or one-month period.

      Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

      Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).

Average Annual Total Returns
============================

      From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

      When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the subaccounts were first offered in the Policies. Average annual total returns for other periods of time may, from time to time, also be disclosed.

      Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. The total return will then be calculated according to the following formula:

                                P(1+TR) /n/ = ERV

          Where:
              P =      -- a hypothetical initial purchase payment of $1,000.
              TR =     -- the average annual total return.
              ERV =    -- the ending redeemable value (net of any
                          applicable withdrawal charge) of the hypothetical account at the end of the period.
              n =      -- the number of years in the period.

Performance Data. Effective yields and total returns for the Subaccounts are
================
based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

      The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

      Such average annual total return information for the Subaccounts of Policies is as follows:

    ======================================================================================================
                            SUBACCOUNT
                   AVERAGE ANNUAL TOTAL RETURN                     1 Year        5 Year         From
                  (reflects withdrawal charges)                     Ended         Ended       Inception
                  Subaccount (date of inception)                  12/31/01      12/31/01     To 12/31/01
    ------------------------------------------------------------------------------------------------------
     Alger American Growth (12/13/96)                               -19.06%        11.22%          11.50%
     Alger American Small Capitalization (12/13/96)                 -36.72%        -3.30%          -2.92%
     Federated Prime Money Fund II (12/13/96)                        -3.51%         2.68%           3.02%
     Federated Fund for U.S. Govt. Securities II (12/13/96)          -0.23%         4.51%           4.84%
     Fidelity VIP II Asset Manager (12/13/96)                       -14.64%         4.41%           4.74%
     Fidelity VIP II Contrafund (12/13/96)                          -19.48%         8.31%           8.61%
     Fidelity VIP Equity Income (12/13/96)                          -12.20%         7.26%           7.57%
     Fidelity VIP II Index 500 (5/1/98)                             -19.34%        -                0.25%
     MFS Capital Opportunities Series (5/1/98)                      -30.70%        -                2.35%
     MFS Emerging Growth Series (12/13/96)                          -40.69%         6.96%           7.27%
     MFS High Income Series (12/13/96)                               -5.19%         0.67%           1.02%
     MFS Research Series (12/13/96)                                 -28.47%         4.50%           4.82%
     MFS Strategic Income Series (12/13/96)                          -2.51%         0.54%           0.89%
     Pioneer Equity Income (5/1/00)                                 -14.39%        -               -1.42%
     Pioneer Fund (5/1/00)                                          -18.33%        -              -12.25%
     Pioneer Growth Shares (5/1/00)                                 -26.47%        -              -19.40%
     Pioneer Midcap Value (5/1/98)                                   -0.78%        -                3.76%
     Pioneer Real Estate Growth (5/1/98)                              0.54%        -                1.28%
     Scudder VIT EAFE(R)Equity Index Fund (5/1/00)                  -31.90%        -              -25.02%
     Scudder VIT Small Cap Equity Index Fund (5/1/00)                -5.19%        -               -1.86%
     Scudder VS1 Global Discovery (5/1/98)                          -32.18%        -                2.64%
     Scudder VS1 Growth & Income (5/1/98)                           -18.80%        -               -5.49%
     Scudder VS1 International (12/13/96)                           -38.06%        -0.61%          -0.25%
     T. Rowe Price Equity Income (12/13/96)                          -5.79%         8.72%           9.02%
     T. Rowe Price International (12/13/96)                         -29.44%        -1.84%          -1.47%
     T. Rowe Price Limited Term Bond (12/13/96)                       1.20%         4.33%           4.66%
     T. Rowe Price New America Growth (12/13/96)                    -19.08%         2.83%           3.16%
     T. Rowe Price Personal Strategy Balanced (12/13/96)             -9.67%         6.38%           6.69%
     Van Kampen UIF Emerging Markets Equity (5/1/99)                -13.74%        -               -6.73%
     Van Kampen UIF Fixed Income (5/1/99)                             2.05%        -                4.66%
    ======================================================================================================

Non-Standardized Performance Data. In addition to the version described above,
=================================
total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

    ======================================================================================================
                   SUBACCOUNT NON-STANDARDIZED
                   AVERAGE ANNUAL TOTAL RETURN                     1 Year        5 Year          From
              (does not reflect withdrawal charges)                 Ended         Ended       Inception
                  Subaccount (date of inception)                  12/31/01      12/31/01     To 12/31/01
    ------------------------------------------------------------------------------------------------------
     Alger American Growth (12/13/96)                               -12.97%        11.90%          11.78%
     Alger American Small Capitalization (12/13/96)                 -30.45%        -2.36%          -2.34%
     Federated Prime Money Fund II (12/13/96)                       -25.68%         3.48%           3.45%
     Federated Fund for U.S. Govt. Securities II (12/13/96)           0.75%         5.28%           5.23%
     Fidelity VIP II Asset Manager (12/13/96)                         2.41%         5.19%           5.13%
     Fidelity VIP II Contrafund (12/13/96)                            5.66%         9.02%           8.93%
     Fidelity VIP Equity Income (12/13/96)                           -8.60%         7.99%           7.91%
     Fidelity VIP II Index 500 (5/1/98)                             -13.39%         -               1.15%
     MFS Capital Opportunities Series (5/1/98)                       -6.19%         -               3.19%
     MFS Emerging Growth Series (12/13/96)                          -13.25%         7.69%           7.61%
     MFS High Income Series (12/13/96)                              -24.50%         1.51%           1.49%
     MFS Research Series (12/13/96)                                 -34.38%         5.27%           5.22%
     MFS Strategic Income Series (12/13/96)                           3.40%         1.38%           1.37%
     Pioneer Equity Income (5/1/00)                                   0.76%         -               1.62%
     Pioneer Fund (5/1/00)                                          -22.29%         -              -8.87%
     Pioneer Growth Shares (5/1/00)                                  -7.71%         -             -15.77%
     Pioneer Midcap Value (5/1/98)                                    7.92%         -               4.56%
     Pioneer Real Estate Growth (5/1/98)                             -8.36%         -               2.15%
     Scudder VIT EAFE(R) Equity Index Fund (5/1/00)                 -12.25%         -             -21.16%
     Scudder VIT Small Cap Equity Index Fund (5/1/00)               -20.31%         -               1.20%
     Scudder VS1 Global Discovery (5/1/98)                            5.12%         -               3.47%
     Scudder VS1 Growth & Income (5/1/98)                             6.42%         -              -4.40%
     Scudder VS1 International (12/13/96)                           -25.95%         0.26%           0.25%
     T. Rowe Price Equity Income (12/13/96)                         -12.71%         9.43%           9.33%
     T. Rowe Price International (12/13/96)                         -31.78%        -0.95%          -0.94%
     T. Rowe Price Limited Term Bond (12/13/96)                       0.15%         5.10%           5.05%
     T. Rowe Price New America Growth (12/13/96)                    -23.24%         3.63%           3.59%
     T. Rowe Price Personal Strategy Balanced (12/13/96)              7.08%         7.12%           7.05%
     Van Kampen UIF Emerging Markets Equity (5/1/99)                -13.00%         -              -4.93%
     Van Kampen UIF Fixed Income (5/1/99)                            -3.68%         -               6.08%
    ======================================================================================================

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

The figures above are an indication of past, but not future, performance of the
-------------------------------------------------------------------------------
applicable Subaccounts available under the Policy.
-------------------------------------------------

   Adjusted Historical Performance Data. We may, from time to time, also
   ====================================
disclose yield, standard total returns, and non-standard total returns for the portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:

    ====================================================================================================================
                           SUBACCOUNT
                      "ADJUSTED HISTORICAL"
                AVERAGE ANNUAL TOTAL RETURN TABLE                   1 Year       5 Years        10 Years      Since
                  (reflects withdrawal charges)                     Ended         Ended           Ended     Inception
    Subaccount (date of inception of corresponding portfolio)     12/31/01      12/31/01        12/31/01   to 12/31/01
    --------------------------------------------------------------------------------------------------------------------
    Alger American Growth (1/9/89)                                  -19.06%        11.62%          13.51%        15.10%
    Alger American Small Capitalization (9/21/88)                   -36.72%        -2.94%           3.44%        10.27%
    Federated Prime Money Fund II (11/21/94)                         -3.51%         3.05%           -             3.50%
    Federated Fund for U.S. Govt. Securities II (3/28/94)            -0.23%         4.89%           -             4.91%
    Fidelity VIP II Asset Manager (1/3/95)                          -14.64%         4.79%           -             9.17%
    Fidelity VIP II Contrafund (1/3/95)                             -19.48%         8.69%           -            14.24%
    Fidelity VIP Equity Income (10/9/86)                            -12.20%         7.65%          12.15%        10.65%
    Fidelity VIP II Index 500 (8/27/92)                             -19.34%         8.60%           -            11.98%
    MFS Capital Opportunities Series (8/14/96)                      -30.70%        10.01%           -            10.68%
    MFS Emerging Growth Series (7/24/95)                            -40.69%         7.34%           -            10.89%
    MFS High Income Series (7/26/95)                                 -5.19%         1.03%           -             3.35%
    MFS Research Series (7/26/95)                                   -28.47%         4.87%           -             8.68%
    MFS Strategic Income Series (6/14/95)                            -2.51%         0.90%           -             2.92%
    Pioneer Equity Income (3/1/95)                                  -14.39%        10.37%           -            12.98%
    Pioneer Fund (10/31/97)                                         -18.33%            -            -             6.22%
    Pioneer Growth Shares (10/31/97)                                -26.47%            -            -             0.28%
    Pioneer Midcap Value (3/1/95)                                    -0.78%         9.47%           -            11.41%
    Pioneer Real Estate Growth (3/1/95)                               0.54%         3.89%           -             9.89%
    Scudder VIT EAFE(R)Equity Index (8/22/97)                       -31.90%            -            -            -4.12%
    Scudder VIT Small Cap Equity Index (8/22/97)                     -5.19%            -            -             2.63%
    Scudder VS1 Global Discovery (5/2/97)                           -32.18%            -            -             8.68%
    Scudder VS1 Growth & Income (5/1/97)                            -18.80%            -            -             2.06%
    Scudder VS1 International (5/1/87)                              -38.06%        -0.25%           4.84%         5.63%
    T. Rowe Price Equity Income (3/31/94)                            -5.79%         9.11%           -            13.20%
    T. Rowe Price International (3/31/94)                           -29.44%        -1.49%           -             2.32%
    T. Rowe Price Limited-Term Bond (5/13/94)                         1.20%         4.70%           -             4.92%
    T. Rowe Price New America Growth (3/31/94)                      -19.08%         3.20%           -            10.14%
    T. Rowe Price Personal Strategy Balanced (12/31/94)              -9.67%         6.76%           -            10.51%
    Van Kampen UIF Emerging Markets Equity (10/1/96)                -13.74%        -5.19%           -            -5.19%
    Van Kampen UIF Fixed Income (1/2/97)                              2.05%         5.45%           -             5.46%
    ====================================================================================================================

Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

    ====================================================================================================================
                    SUBACCOUNT NON-STANDARDIZED
                       "ADJUSTED HISTORICAL"
                 AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year       5 Years       10 Years       Since
               (does not reflect withdrawal charges)               Ended         Ended         Ended       Inception
     Subaccount (date of inception of corresponding portfolio)    12/31/01      12/31/01      12/31/01    to 12/31/01
    --------------------------------------------------------------------------------------------------------------------
     Alger American Growth (1/9/89)                                 -12.97%        11.90%          13.51%        15.10%
     Alger American Small Capitalization (9/21/88)                  -30.45%        -2.36%           3.44%        10.27%
     Federated Prime Money Fund II (11/21/94)                         2.41%         3.48%           -             3.50%
     Federated Fund for U.S. Govt. Securities II (3/28/94)            5.66%         5.28%           -             4.91%
     Fidelity VIP II Asset Manager (1/3/95)                          -8.60%         5.19%           -             9.23%
     Fidelity VIP II Contrafund (1/3/95)                            -13.39%         9.02%           -            14.28%
     Fidelity VIP Equity Income (10/9/86)                            -6.19%         7.99%          12.15%        10.65%
     Fidelity VIP II Index 500 (8/27/92)                            -13.25%         8.93%           -            11.98%
     MFS Capital Opportunities Series (8/14/96)                     -24.50%        10.32%           -            10.86%
     MFS Emerging Growth Series (7/24/95)                           -34.38%         7.69%           -            10.95%
     MFS High Income Series (7/26/95)                                 0.76%         1.51%           -             3.45%
     MFS Research Series (7/26/95)                                  -22.29%         5.27%           -             8.76%
     MFS Strategic Income Series (6/14/95)                            3.40%         1.38%           -             2.92%
     Pioneer Equity Income (3/1/95)                                  -8.36%        10.67%           -            13.02%
     Pioneer Fund (10/31/97)                                        -12.25%         -               -             6.69%
     Pioneer Growth Shares (10/31/97)                               -20.31%         -               -             0.88%
     Pioneer Midcap Value (3/1/95)                                    5.12%         9.79%           -            11.46%
     Pioneer Real Estate Growth (3/1/95)                              6.42%         4.31%           -             9.95%
     Scudder VIT EAFE(R)Equity Index (8/22/97)                      -25.68%         -               -            -3.43%
     Scudder VIT Small Cap Equity Index (8/22/97)                     0.75%         -               -             3.15%
     Scudder VS1 Global Discovery (5/2/97)                          -25.95%         -               -             9.04%
     Scudder VS1 Growth & Income (5/1/97)                           -12.71%         -               -             2.55%
     Scudder VS1 International (5/1/87)                             -31.78%         0.26%           4.84%         5.63%
     T. Rowe Price Equity Income (3/31/94)                            0.15%         9.43%           -            13.20%
     T. Rowe Price International (3/31/94)                          -23.24%        -0.95%           -             2.32%
     T. Rowe Price Limited-Term Bond (5/13/94)                        7.08%         5.10%           -             4.92%
     T. Rowe Price New America Growth (3/31/94)                     -13.00%         3.63%           -            10.14%
     T. Rowe Price Personal Strategy Balanced (12/31/94)             -3.68%         7.12%           -            10.56%
     Van Kampen UIF Emerging Markets Equity (10/1/96)                -7.71%        -4.55%           -            -4.77%
     Van Kampen UIF Fixed Income (1/2/97)                             7.92%         5.84%           -             5.85%
    ====================================================================================================================

The figures above are not an indication of present, past, or future performance
-------------------------------------------------------------------------------
of the applicable Subaccounts or of the actual portfolios available under the
-----------------------------------------------------------------------------
Policy.
-------

      We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

         Where:
            CTR =     -- The cumulative total return net of Subaccount recurring charges for the period.
            ERV =     -- The ending redeemable value of the hypothetical
                         investment at the end of the period.
             P =      -- A hypothetical initial purchase payment of $1,000.

Other Performance Information
=============================

      The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times

Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune, Inc.
Institutional Investor
Insurance Forum
Insurance Sales

Insurance Week
Journal of Accountancy
Journal of the American Society
      of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money

                                OTHER INFORMATION
                                =================

      A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS
                              ====================

      This Statement of Additional Information contains financial statements for the Companion Life Separate Account C as of December 31, 2001 and for the years ended December 31, 2001 and 2000 which have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

      The Financial Statements of Companion Life Insurance Company as of December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of Companion Life Insurance Company should be considered only as bearing on the ability of Companion to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Companion Life Separate Account C. The primary business address of Deloitte & Touche LLP is Suite 2000, 1620 Dodge Street, Omaha, Nebraska 68102.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits: The following exhibits are filed herewith:

Exhibit #        Description of Exhibit
                 ----------------------
(1)   (a)        Resolution of the Board of Directors of Companion Life Insurance Company establishing the Variable
                 Account. *

(2)              Not applicable.

(3)   (a)        Principal Underwriter Agreement by and between Companion Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

      (b)        Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services,
                 Inc. and the Broker/Dealer. *

(4)   (a)        Form of Policy for the SERIES V variable annuity Policy. *

      (b)        Form of Riders to the Policy.

            (1)  Systematic Transfer Enrollment Program Endorsement to the Policy.*

(5)              Form of Application to the Policy. *

(6)   (a)        Articles of Incorporation of Companion Life Insurance Company. *****

      (b)        Bylaws of Companion Life Insurance Company. *****

(7)              Not applicable.

(8)   (a)        Participation Agreement, as amended, by and among Companion Life Insurance Company, Fred Alger
                 Management, Inc. and The Alger American Fund. *****

      (b)        Participation Agreement, as amended, by and among Companion Life Insurance Company, the Insurance
                 Management Series and Federated Securities Corp. *****

      (c)        Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products
                 Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. *****

            (2)  Second Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance
                 Products Fund and Fidelity Distributors Corporation.

            (3)  Fourth Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance
                 Products Fund II and Fidelity Distributors Corporation.

      (d)        Participation Agreement, as amended, by and among Companion Life Insurance Company, MFS Variable
                 Insurance Trust and Massachusetts Financial Services Company. *****

      (e)        Participation Agreement, as amended, by and between Companion Life Insurance Company, Pioneer Variable
                 Contracts Trust and Pioneer Funds Distributor, Inc. *****

      (f)        Participation Agreement by and between Companion Life Insurance Company and the Scudder Variable Life
                 Investment Fund. *****

      (g)        Participation Agreement, as amended, by and among Companion Life Insurance Company and T. Rowe Price
                 International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series, Inc. and T.
                 Rowe Price Investment Services, Inc. *****

      (h)        Participation Agreement by and among Companion Life Insurance Company and the Morgan Stanley Universal
                 Funds, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP. *****

      (i)        Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds
                 Trust.****

            (1)  Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly
                 BT Insurance Funds Trust, Bankers Trust Company and Companion Life Insurance Company.

(9)              Opinion and Consent of Counsel.
(10)             Consent of Independent Auditors.
(11)             Not applicable.
(12)             Not applicable.
(13)             Schedules of Computation of Performance Data.
(14)             Powers of Attorney.***

* Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 23, 1997 (File No. 33-98062).

** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on April 7, 1998 (File No. 333-18881).

*** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 1999 and April 26, 2000 (File No. 33-98062).

**** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 2000 (File No. 33-98062).

*****Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on July 11, 2000 (File No. 333-41172).

Item 25.    Directors and Officers of the Depositor

Our Directors and Senior Officers are:

                                         Principal Positions and
     Name and Business Address/1/        Offices with Depositor
     ----------------------------        ----------------------
     John W. Weekly                      Chairman, Director

     Randall C. Horn                     President, Director

     William G. Campbell                 Director

     Samuel L. Foggie, Sr.               Director

     M. Jane Huerter                     Director & Secretary

     Charles T. Locke III                Director

     James J. O'Neill                    Director

     Oscar S. Straus II                  Director

     John A. Sturgeon                    Director

     Fred C. Boddy                       Director, Vice President, Treasurer and
                                         Assistant Secretary



_________________________
/1/ Business address is Companion Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (where organized)*                                                  Type of Corporation
--------------------------------------                                                  -------------------
Mutual of Omaha Insurance Company (NE)                                       Accident & Health Insurance
         Fulcrum Growth Partners, L.L.C.                                     Investment activities
                 BalCo Holdings, LLC                                         Investment activities
         KFS Corporation (NE)                                                Holding corporation
                 Kirkpatrick, Pettis, Smith, Polian Inc. (NE)                Registered broker-dealer & investment advisor
                 KPM Investment Management, Inc. (NE)                        Investment advisor
                 Kirkpatrick Pettis Trust Company (NE)                       Trust company
         Mutual of Omaha Health Plans, Inc. (NE)                             Holding Corporation
                 Exclusive Healthcare, Inc. (NE)                             HMO
                 Mutual of Omaha Health Plans of Ohio, Inc. (OH)             HMO
                 Mutual of Omaha of South Dakota & Community Health
                  Plus HMO, Inc. (SD)                                        HMO
         Mutual of Omaha Holdings, Inc. (NE)                                 Holding corporation
                 innowave incorporated (NE)                                  Markets water purification products
                 Mutual of Omaha Investor Services, Inc. (NE)                Registered securities Broker-Dealer
                 Mutual of Omaha Marketing Corporation (NE)                  Markets insurance products
         The Omaha Indemnity Company (WI)                                    Property & casualty insurance  (inactive)
         Omaha Property and Casualty Insurance Company (NE)                  Property & casualty insurance
                 Adjustment Services, Inc. (NE)                              Claims adjusting services
         United of Omaha Life Insurance Company (NE)                         Life, H&A insurance/annuities
                 Companion Life Insurance Company (NY)                       Life insurance/annuities
                 Mutual of Omaha Structured Settlement Company, Inc. (CT)    Structured settlements
                 Mutual of Omaha Structure Settlement Company of
                  New York, Inc. (NY)                                        Structured settlements
                 United World Life Insurance Company (NE)                    Accident & health and life insurance

*Subsidiaries are indicated by indentations.


Item 27.    Number of Policyowners

      As of December 31, 2001, there were 765 Owners of the Policies.

Item 28.    Indemnification

      The Bylaws of Companion Life, adopted by Companion Life Insurance Company ("Companion") provide for indemnification of a director, officer or employee to the full extent of the law. Generally, the New York Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of Companion if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to Companion, unless a court determines otherwise.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Companion of expenses incurred or paid by a director, officer, or controlling person of Companion in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

      (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion through Companion Life Separate Account B and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and through United of Omaha Separate Account B.

      (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

           NAME                     TITLE
           ---------------------    ----------------------------

           John W. Weekly           Chairman, Director
           John A. Sturgeon         Director
           Richard A. Witt          President, Director
           M. Jane Huerter          Secretary and Director
           Terrance S. DeWald       Vice President, Compliance Officer, Director
           Randall C. Horn          Director
           William J. Bluvas        Vice President, Treasurer

      (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2001, Companion paid $103,329 in total compensation to MOIS; of this amount MOIS retained $101,721 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.   Location of Accounts and Records

      The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.   Management Services.

      All management policies are discussed in Part A or Part B of this registration statement.

Item 32.   Undertakings

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

      (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.

      (d) Companion Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion Life Insurance Company.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 29, 2002.


                                       COMPANION SEPARATE ACCOUNT C

                                       COMPANION LIFE INSURANCE COMPANY
                                       Depositor

                                       /s/ John W. Weekly*
                                       ---------------------------------------
                                       By:   John W. Weekly
                                       Chairman

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 has been signed by the following persons on April 29, 2002 in the capacities and on the duties indicated.

      Signatures                                     Title                                         Date
      ----------                                     -----                                         ----
                           *
      --------------------------------------------
      John W. Weekly                                 Chairman                                      4/29/02

                           *
      --------------------------------------------
      Randall C. Horn                                Director and President                        4/29/02

                           *
      --------------------------------------------
      Fred C. Boddy                                  Director, Vice President and Treasurer        4/29/02
                                                     (Principal Financial & Accounting Officer)
                           *
      --------------------------------------------
      William G. Campbell                            Director                                      4/29/02

                           *
      --------------------------------------------
      Samuel L. Foggie, Sr.                          Director                                      4/29/02

                           *
      --------------------------------------------
      M. Jane Huerter                                Director                                      4/29/02

                           *
      --------------------------------------------
      Charles T. Locke III                           Director                                      4/29/02

                           *
      --------------------------------------------
      James J. O'Neill                               Director                                      4/29/02

                           *
      --------------------------------------------
      Oscar S. Straus II                             Director                                      4/29/02

                           *
      --------------------------------------------
      John A. Sturgeon                               Director                                      4/29/02

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 1999 and January 1, 2000.

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibit
----------     ----------------------

 (8)(c)(2) Second Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.

 (8)(c)(3) Fourth Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.

 (8)(i)(1) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and Companion Life Insurance Company.

 (9)           Opinion and Consent of Counsel.

 (10)          Consent of Independent Auditors.

 (13)          Schedules of Computation of Performance Data.

--------------------------------------------------------------------------------

                                                      Registration No.  33-98062

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------



                        COMPANION LIFE SEPARATE ACCOUNT C
                        ---------------------------------

                                       OF

                        COMPANION LIFE INSURANCE COMPANY

                                  ------------
                                    EXHIBITS
                                  ------------


                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 9

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 13



--------------------------------------------------------------------------------

                                 April 29, 2002